UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23789
Touchstone ETF Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Dividend Select ETF Touchstone Dividend Select ETF - DVND

Touchstone Dynamic International ETF Touchstone Dynamic International ETF - TDI

Touchstone International Equity ETF Touchstone International Equity ETF - TLCI

Touchstone Sands Capital Emerging Markets ex-China Growth ETF Touchstone Sands Capital Emerging Markets ex-China Growth ETF - TEMX

Touchstone Sands Capital US Select Growth ETF Touchstone Sands Capital US Select Growth ETF - TSEL

Touchstone Securitized Income ETF Touchstone Securitized Income ETF - TSEC

Touchstone Strategic Income ETF Touchstone Strategic Income ETF - SIO

Touchstone Ultra Short Income ETF Touchstone Ultra Short Income ETF - TUSI

Touchstone US Large Cap Focused ETF Touchstone US Large Cap Focused ETF - LCF

Touchstone Dividend Select ETF
DVND | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Dividend Select ETF (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dividend Select ETF	$26	0.49%
Key Fund Statistics
Fund net assets	$52,709,193
Total number of portfolio holdings	56
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	23.8%
Financials	14.1%
Health Care	12.0%
Industrials	9.9%
Communication Services	8.1%
Consumer Staples	8.0%
Consumer Discretionary	7.0%
Materials	4.4%
Energy	3.9%
Utilities	3.1%
Real Estate	2.3%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-DVND-2606
Touchstone Dynamic International ETF
TDI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Dynamic International ETF (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dynamic International ETF	$35	0.65%
Key Fund Statistics
Fund net assets	$360,523,307
Total number of portfolio holdings	113
Portfolio turnover rate	35%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	26.8%
Financials	22.6%
Industrials	15.2%
Energy	8.7%
Health Care	7.1%
Materials	6.4%
Consumer Discretionary	4.5%
Communication Services	4.0%
Utilities	1.1%
Consumer Staples	0.6%
Short-Term Investment Fund	3.3%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	15.9%
Taiwan	9.5%
South Korea	7.0%
Netherlands	6.8%
Italy	6.8%
Canada	6.5%
China	6.0%
India	4.7%
United Kingdom	4.0%
Other Countries	28.6%
Preferred Stocks	1.2%
Short-Term Investment Fund	3.3%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TDI-2606
Touchstone International Equity ETF
TLCI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone International Equity ETF (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone International Equity ETF	$19	0.37%
Key Fund Statistics
Fund net assets	$110,890,133
Total number of portfolio holdings	31
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	21.5%
Consumer Staples	14.3%
Information Technology	13.5%
Consumer Discretionary	11.4%
Health Care	11.1%
Financials	9.4%
Materials	9.0%
Communication Services	6.9%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
United States	21.9%
United Kingdom	21.1%
Netherlands	11.9%
Switzerland	7.3%
France	7.1%
Germany	6.7%
Taiwan	6.3%
Spain	3.4%
Canada	3.2%
Other Countries	8.2%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TLCI-2606
Touchstone Sands Capital Emerging Markets ex-China Growth ETF
TEMX | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets ex-China Growth ETF (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Sands Capital Emerging Markets ex-China Growth ETF	$45	0.79%
Key Fund Statistics
Fund net assets	$13,428,680
Total number of portfolio holdings	41
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	43.5%
Financials	18.5%
Industrials	12.2%
Consumer Discretionary	11.5%
Consumer Staples	6.5%
Communication Services	2.6%
Health Care	2.0%
Real Estate	1.8%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
South Korea	29.8%
Taiwan	23.1%
India	18.8%
Brazil	9.7%
Singapore	3.9%
Other Countries	13.3%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TEMX-2606
Touchstone Sands Capital US Select Growth ETF
TSEL | THE NASDAQ STOCK MARKET LLC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Sands Capital US Select Growth ETF (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Sands Capital US Select Growth ETF	$34	0.67%
Key Fund Statistics
Fund net assets	$83,480,575
Total number of portfolio holdings	29
Portfolio turnover rate	29%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	47.8%
Communication Services	18.8%
Industrials	13.9%
Financials	9.4%
Consumer Discretionary	8.0%
Health Care	1.0%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TSEL-2606
Touchstone Securitized Income ETF
TSEC | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Securitized Income ETF (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Securitized Income ETF	$20	0.39%
Key Fund Statistics
Fund net assets	$159,258,249
Total number of portfolio holdings	128
Portfolio turnover rate	17%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Commercial Mortgage-Backed Securities	36.7%
Asset-Backed Securities	35.1%
Non-Agency Collateralized Mortgage Obligations	15.8%
U.S. Government Mortgage-Backed Obligations	2.6%
U.S. Treasury Obligations	1.9%
Agency Collateralized Mortgage Obligations	0.4%
Corporate Bonds	0.2%
Short-Term Investment Fund	9.6%
Other Assets/Liabilities (Net)	(2.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	20.1%
AA/Aa	14.4%
A/A	12.0%
BBB/Baa	37.1%
BB/Ba	13.0%
B/B	1.4%
CCC	0.2%
CC	0.3%
Not Rated	1.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TSEC-2606
Touchstone Strategic Income ETF
SIO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Strategic Income ETF (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Strategic Income ETF	$24	0.49%
Key Fund Statistics
Fund net assets	$267,361,660
Total number of portfolio holdings	220
Portfolio turnover rate	89%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	44.3%
U.S. Treasury Obligations	29.8%
Commercial Mortgage-Backed Securities	8.5%
Asset-Backed Securities	8.4%
Non-Agency Collateralized Mortgage Obligations	3.9%
Common Stocks	1.6%
Sovereign Government Obligations	0.7%
U.S. Government Mortgage-Backed Obligations	0.7%
Short-Term Investment Fund	3.1%
Other Assets/Liabilities (Net)	(1.0)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	33.2%
AA/Aa	8.1%
A/A	11.1%
BBB/Baa	31.5%
BB/Ba	9.5%
B/B	5.2%
CCC	0.6%
CC	0.3%
C or Lower	0.2%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-SIO-2606
Touchstone Ultra Short Income ETF
TUSI | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Ultra Short Income ETF (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Ultra Short Income ETF	$13	0.25%
Key Fund Statistics
Fund net assets	$577,414,652
Total number of portfolio holdings	241
Portfolio turnover rate	33%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	40.2%
Corporate Bonds	21.5%
Commercial Mortgage-Backed Securities	18.9%
Non-Agency Collateralized Mortgage Obligations	8.2%
Commercial Paper	6.4%
U.S. Treasury Obligations	0.8%
Short-Term Investment Fund	4.4%
Other Assets/Liabilities (Net)	(0.4)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	44.3%
AA/Aa	15.8%
A/A	19.4%
BBB/Baa	18.0%
BB/Ba	1.9%
B/B	0.6%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-TUSI-2606
Touchstone US Large Cap Focused ETF
LCF | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone US Large Cap Focused ETF (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone US Large Cap Focused ETF	$28	0.55%
Key Fund Statistics
Fund net assets	$64,677,931
Total number of portfolio holdings	46
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.7%
Financials	13.4%
Health Care	10.0%
Consumer Discretionary	8.0%
Industrials	7.3%
Consumer Staples	4.2%
Energy	2.2%
Real Estate	1.3%
Materials	0.6%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-SR-LCF-2606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

June 30, 2026 (Unaudited)
Semi-Annual
Financial Statements
Touchstone ETF Trust
Touchstone Dividend Select ETF
Touchstone Dynamic International ETF
Touchstone International Equity ETF
Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Touchstone Sands Capital US Select Growth ETF
Touchstone Securitized Income ETF
Touchstone Strategic Income ETF
Touchstone Ultra Short Income ETF
Touchstone US Large Cap Focused ETF

Page
Portfolios of Investments:
Touchstone Dividend Select ETF	3
Touchstone Dynamic International ETF	4-6
Touchstone International Equity ETF	7-8
Touchstone Sands Capital Emerging Markets ex-China Growth ETF	9-10
Touchstone Sands Capital US Select Growth ETF	11
Touchstone Securitized Income ETF	12-14
Touchstone Strategic Income ETF	15-19
Touchstone Ultra Short Income ETF	20-24
Touchstone US Large Cap Focused ETF	25
Statements of Assets and Liabilities	26-27
Statements of Operations	28-29
Statements of Changes in Net Assets	30-32
Financial Highlights	33-35
Notes to Financial Statements	36-49
Other Items	50
This report identifies the Funds' investments on June 30, 2026. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Dividend Select ETF – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 96.6%
	Information Technology — 23.8%
2,445	Analog Devices, Inc.	$ 971,081
4,663	Apple, Inc.	1,349,286
4,731	Broadcom, Inc.	1,787,135
10,139	Cisco Systems, Inc.	1,190,927
3,359	International Business Machines Corp.	944,584
5,436	KLA Corp.	1,640,096
5,400	Microsoft Corp.	2,014,308
4,542	Oracle Corp.	665,630
4,993	QUALCOMM, Inc.	922,656
3,484	Texas Instruments, Inc.	1,038,476
		12,524,179
	Financials — 14.1%
19,799	Bank of America Corp.	1,128,147
859	Blackrock, Inc.	825,980
8,743	Charles Schwab Corp. (The)	806,716
835	Goldman Sachs Group, Inc. (The)	844,494
2,627	JPMorgan Chase & Co.	859,896
15,442	US Bancorp	932,697
3,230	Visa, Inc. - Class A	1,108,181
11,124	Wells Fargo & Co.	919,287
		7,425,398
	Health Care — 12.0%
4,365	Becton Dickinson & Co.	660,555
9,298	CVS Health Corp.	961,878
4,910	Johnson & Johnson	1,246,993
10,437	Medtronic PLC	816,487
7,850	Merck & Co., Inc.	1,008,725
29,707	Pfizer, Inc.	715,345
2,213	UnitedHealth Group, Inc.	919,789
		6,329,772
	Industrials — 9.9%
5,117	3M Co.	828,494
1,082	Caterpillar, Inc.	1,152,222
1,437	Deere & Co.	911,532
1,211	Lockheed Martin Corp.	616,956
4,140	RTX Corp.	785,482
9,568	Stanley Black & Decker, Inc.	900,540
		5,195,226
	Communication Services — 8.1%
3,685	Alphabet, Inc. - Class C	1,302,021
31,751	AT&T, Inc.	657,246
27,345	Comcast Corp. - Class A	671,320
1,487	Meta Platforms, Inc. - Class A	837,612
19,355	Verizon Communications, Inc.	819,490
		4,287,689
	Consumer Staples — 8.0%
3,855	Constellation Brands, Inc. - Class A	536,192
5,995	PepsiCo, Inc.	811,723
5,872	Philip Morris International, Inc.	1,062,304
6,948	Procter & Gamble Co. (The)	1,018,855
9,516	Sysco Corp.	795,347
		4,224,421
	Consumer Discretionary — 7.0%
2,634	Amazon.com, Inc.*	627,788
Shares		Market Value
	Common Stocks — 96.6% (Continued)
	Consumer Discretionary — 7.0% (Continued)
2,977	Home Depot, Inc. (The)	$ 1,049,928
11,504	Las Vegas Sands Corp.	531,370
2,709	McDonald's Corp.	732,270
4,554	Yum! Brands, Inc.	728,002
		3,669,358
	Materials — 4.4%
9,072	International Flavors & Fragrances, Inc.	718,684
1,685	Linde PLC	874,414
2,189	Sherwin-Williams Co. (The)	753,716
		2,346,814
	Energy — 3.9%
5,839	Chevron Corp.	967,872
7,826	Exxon Mobil Corp.	1,069,971
		2,037,843
	Utilities — 3.1%
6,623	Duke Energy Corp.	838,339
8,586	Southern Co. (The)	821,766
		1,660,105
	Real Estate — 2.3%
9,010	Alexandria Real Estate Equities, Inc. REIT	476,179
4,606	American Tower Corp. REIT	753,403
		1,229,582
	Total Common Stocks	$50,930,387
	Short-Term Investment Fund — 3.5%
1,831,032	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	1,831,032
	Total Investment Securities—100.1% (Cost $45,052,120)	$52,761,419
	Liabilities in Excess of Other Assets — (0.1%)	(52,226)
	Net Assets — 100.0%	$52,709,193
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$50,930,387	$—	$—	$50,930,387
Short-Term Investment Fund	1,831,032	—	—	1,831,032
Total	$52,761,419	$—	$—	$52,761,419
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dynamic International ETF – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 95.8%
	Japan — 15.9%
	Consumer Discretionary — 2.2%
131,300	Aisin Corp.	$ 1,765,660
81,670	Asics Corp.	2,197,523
87,700	Sony Group Corp.	1,769,156
127,192	Sumitomo Electric Industries Ltd.	2,289,683
	Energy — 1.2%
384,600	ENEOS Holdings, Inc.	2,831,368
65,700	Inpex Corp.	1,319,292
	Financials — 3.2%
247,500	Japan Post Bank Co. Ltd.	4,662,459
115,672	MS&AD Insurance Group Holdings, Inc.	3,016,386
99,258	Sumitomo Mitsui Trust Group, Inc.	3,697,566
	Health Care — 0.4%
99,201	Daiichi Sankyo Co. Ltd.	1,591,474
	Industrials — 5.5%
164,800	Hitachi Ltd.	4,531,633
111,900	Japan Airlines Co. Ltd.	1,961,407
111,942	Mitsubishi Electric Corp.	4,045,458
48,500	Recruit Holdings Co. Ltd.	3,379,593
178,800	Shimizu Corp.	2,803,595
80,671	Toyota Tsusho Corp.	2,965,966
	Information Technology — 2.9%
17,504	Advantest Corp.	3,481,530
10,100	Keyence Corp.	5,035,247
4,300	Tokyo Electron Ltd.	2,040,315
	Utilities — 0.5%
125,500	Kansai Electric Power Co., Inc. (The)†	1,764,078
	Total Japan	57,149,389
	Taiwan — 9.5%
	Information Technology — 9.5%
11,000	Accton Technology Corp.	861,520
32,000	Delta Electronics, Inc.	1,958,784
261,000	E Ink Holdings, Inc.	1,757,396
623,000	Hon Hai Precision Industry Co. Ltd.	4,908,669
192,000	Quanta Computer, Inc.	2,217,946
298,852	Taiwan Semiconductor Manufacturing Co. Ltd.	22,608,677
	Total Taiwan	34,312,992
	South Korea — 7.0%
	Consumer Discretionary — 0.7%
29,003	Kia Corp.	2,583,369
	Industrials — 0.9%
10,534	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,379,720
8,635	Hyundai Rotem Co. Ltd.	964,213
	Information Technology — 5.4%
49,529	Samsung Electronics Co. Ltd.	10,677,523
5,121	SK Hynix, Inc.	8,759,214
	Total South Korea	25,364,039
	Netherlands — 6.8%
	Energy — 0.9%
79,569	Shell PLC	3,095,614
	Financials — 0.4%
21,389	EXOR NV	1,637,418
	Information Technology — 5.5%
4,269	ASM International NV	4,880,198
Shares		Market Value
	Common Stocks — 95.8% (Continued)
	Netherlands — (Continued)
	Information Technology — (Continued)
6,657	ASML Holding NV	$ 13,093,465
5,800	BE Semiconductor Industries NV	1,902,635
	Total Netherlands	24,609,330
	Italy — 6.8%
	Financials — 5.4%
380,779	Banco BPM SpA	6,574,030
75,155	FinecoBank Banca Fineco SpA	1,884,893
658,190	Intesa Sanpaolo SpA	4,504,767
72,550	UniCredit SpA	6,487,412
	Industrials — 0.8%
52,709	Leonardo SpA	2,826,072
	Utilities — 0.6%
187,568	Enel SpA	2,154,725
	Total Italy	24,431,899
	Canada — 6.5%
	Consumer Discretionary — 1.1%
61,964	Magna International, Inc.	4,074,573
	Energy — 0.4%
27,542	Suncor Energy, Inc.	1,481,724
	Financials — 0.8%
23,255	Toronto-Dominion Bank (The)	2,827,493
	Industrials — 0.8%
12,493	Stantec, Inc.	861,671
15,764	WSP Global, Inc.	1,954,592
	Information Technology — 1.2%
6,651	Celestica, Inc.*	2,425,639
16,056	Shopify, Inc. - Class A*	1,836,945
	Materials — 2.2%
121,387	Barrick Mining Corp.	4,463,481
64,346	Kinross Gold Corp.	1,523,524
42,728	Pan American Silver Corp.	1,915,492
	Total Canada	23,365,134
	China — 6.0%
	Consumer Discretionary — 0.5%
791,846	Geely Automobile Holdings Ltd.	1,702,254
	Financials — 1.7%
331,852	BOC Hong Kong Holdings Ltd.	1,793,211
921,800	China Pacific Insurance Group Co. Ltd. Class H	3,159,309
163,520	Ping An Insurance Group Co. of China Ltd. Class H	1,064,370
	Health Care — 1.7%
241,374	Innovent Biologics, Inc., 144a*	2,449,795
2,435,000	Sino Biopharmaceutical Ltd.	1,369,190
114,800	WuXi AppTec Co. Ltd. Class H, 144a	2,249,789
	Industrials — 1.4%
2,938,000	CRRC Corp. Ltd. Class H	1,681,993
492,000	SITC International Holdings Co. Ltd.	1,968,540
530,188	Yangzijiang Shipbuilding Holdings Ltd.	1,401,540
	Information Technology — 0.4%
559,408	Lenovo Group Ltd.	1,641,951
	Materials — 0.3%
394,000	China Hongqiao Group Ltd.	1,007,751
	Total China	21,489,693

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 95.8% (Continued)
	India — 4.7%
	Communication Services — 0.7%
124,704	Bharti Airtel Ltd.	$ 2,439,836
	Energy — 1.6%
772,280	Bharat Petroleum Corp. Ltd.	2,476,534
2,239,963	Indian Oil Corp. Ltd.	3,298,227
	Financials — 2.2%
2,483,220	Canara Bank	3,292,815
212,224	ICICI Bank Ltd.	3,083,185
854,833	Union Bank of India Ltd.	1,557,160
	Information Technology — 0.2%
18,916	Persistent Systems Ltd.	864,580
	Total India	17,012,337
	United Kingdom — 4.0%
	Consumer Staples — 0.6%
56,419	Imperial Brands PLC	2,087,204
	Financials — 1.1%
120,799	HSBC Holdings PLC	2,292,626
195,126	NatWest Group PLC	1,726,362
	Health Care — 0.5%
8,535	AstraZeneca PLC	1,596,296
	Industrials — 1.8%
340,868	Rolls-Royce Holdings PLC	6,531,677
	Total United Kingdom	14,234,165
	Norway — 2.6%
	Communication Services — 0.9%
219,655	Telenor ASA	3,146,646
	Energy — 1.7%
49,244	Aker BP ASA	1,508,389
147,293	Equinor ASA	4,664,985
	Total Norway	9,320,020
	Australia — 2.6%
	Materials — 2.6%
31,940	Anglogold Ashanti PLC	2,589,188
49,708	BHP Group Ltd.	2,044,271
348,543	Fortescue Ltd.	4,621,158
	Total Australia	9,254,617
	Denmark — 2.5%
	Health Care — 0.7%
9,051	Genmab A/S*	2,483,554
	Industrials — 1.8%
1,136	AP Moller - Maersk A/S - Class A	2,622,213
143,570	Vestas Wind Systems A/S	4,051,428
	Total Denmark	9,157,195
	Spain — 2.3%
	Financials — 1.4%
79,326	Banco Bilbao Vizcaya Argentaria SA	1,982,251
223,999	Banco Santander SA	3,092,794
	Health Care — 0.5%
162,608	Grifols SA†	1,664,731
	Information Technology — 0.4%
28,946	Indra Sistemas SA	1,584,892
	Total Spain	8,324,668
Shares		Market Value
	Common Stocks — 95.8% (Continued)
	Finland — 2.3%
	Energy — 0.6%
63,420	Neste Oyj	$ 2,075,360
	Health Care — 1.3%
56,416	Orion Oyj - Class B	4,637,963
	Industrials — 0.4%
40,168	Wartsila Oyj Abp	1,532,007
	Total Finland	8,245,330
	Germany — 2.3%
	Communication Services — 1.0%
134,498	Deutsche Telekom AG	3,665,206
	Financials — 1.3%
35,824	Talanx AG	4,527,135
	Total Germany	8,192,341
	Sweden — 2.2%
	Health Care — 0.8%
62,304	Swedish Orphan Biovitrum AB*	2,968,586
	Industrials — 0.8%
51,168	Saab AB - Class B	2,653,295
	Information Technology — 0.6%
204,581	Telefonaktiebolaget LM Ericsson - Class B	2,281,831
	Total Sweden	7,903,712
	Brazil — 2.1%
	Communication Services — 1.4%
1,192,800	TIM SA	5,076,384
	Energy — 0.7%
328,200	Petroleo Brasileiro SA	2,649,860
	Total Brazil	7,726,244
	Hong Kong — 2.1%
	Financials — 1.6%
649,606	AIA Group Ltd.	5,918,046
	Industrials — 0.5%
160,500	Swire Pacific Ltd. - Class A	1,671,950
	Total Hong Kong	7,589,996
	Singapore — 1.9%
	Financials — 1.4%
262,524	Oversea-Chinese Banking Corp. Ltd.	5,030,315
	Industrials — 0.5%
230,700	Singapore Technologies Engineering Ltd.	1,852,733
	Total Singapore	6,883,048
	Switzerland — 1.8%
	Financials — 0.6%
14,292	Swiss Re AG	2,272,923
	Health Care — 1.2%
18,343	Galderma Group AG	4,174,849
	Total Switzerland	6,447,772
	Mexico — 1.3%
	Materials — 1.3%
27,205	Southern Copper Corp.	4,740,743
	Peru — 1.1%
	Financials — 1.1%
9,885	Credicorp Ltd.	3,850,998

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 95.8% (Continued)
	Portugal — 0.7%
	Energy — 0.7%
123,414	Galp Energia SGPS SA	$ 2,629,184
	Israel — 0.4%
	Financials — 0.4%
71,788	Bank Leumi Le-Israel BM	1,604,938
	France — 0.4%
	Energy — 0.4%
20,298	TotalEnergies SE	1,577,785
	Total Common Stocks	$345,417,569
	Preferred Stocks — 1.2%
	South Korea — 0.7%
	Information Technology — 0.7%
18,446	Samsung Electronics Co. Ltd., 0.900%(A)	2,524,077
	Brazil — 0.5%
	Energy — 0.5%
260,530	Petroleo Brasileiro SA, 3.090%(A)	1,906,169
	Total Preferred Stocks	$4,430,246
	Short-Term Investment Fund — 3.3%
11,927,501	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω**	11,927,501
	Total Investment Securities — 100.3% (Cost $348,836,987)	$361,775,316
	Liabilities in Excess of Other Assets — (0.3)%	(1,252,009)
	Net Assets — 100.0%	$360,523,307
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $1,778,729.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $4,699,584 or 1.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$57,149,389	$—	$—	$57,149,389
Taiwan	34,312,992	—	—	34,312,992
South Korea	25,364,039	—	—	25,364,039
Netherlands	24,609,330	—	—	24,609,330
Italy	24,431,899	—	—	24,431,899
Canada	23,365,134	—	—	23,365,134
China	21,489,693	—	—	21,489,693
India	17,012,337	—	—	17,012,337
United Kingdom	14,234,165	—	—	14,234,165
Norway	9,320,020	—	—	9,320,020
Australia	9,254,617	—	—	9,254,617
Denmark	9,157,195	—	—	9,157,195
Spain	8,324,668	—	—	8,324,668
Finland	8,245,330	—	—	8,245,330
Germany	8,192,341	—	—	8,192,341
Sweden	7,903,712	—	—	7,903,712
Brazil	7,726,244	—	—	7,726,244
Hong Kong	7,589,996	—	—	7,589,996
Singapore	6,883,048	—	—	6,883,048
Switzerland	6,447,772	—	—	6,447,772
Mexico	4,740,743	—	—	4,740,743
Peru	3,850,998	—	—	3,850,998
Portugal	2,629,184	—	—	2,629,184
Israel	1,604,938	—	—	1,604,938
France	1,577,785	—	—	1,577,785
Preferred Stocks	4,430,246	—	—	4,430,246
Short-Term Investment Fund	11,927,501	—	—	11,927,501
Total	$361,775,316	$—	$—	$361,775,316
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Equity ETF – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 97.1%
	United States — 21.9%
	Consumer Staples — 3.9%
23,675	Philip Morris International, Inc.	$ 4,283,044
	Financials — 2.9%
12,484	Willis Towers Watson PLC	3,262,943
	Health Care — 8.3%
27,317	ICON PLC*	4,745,236
10,730	Roche Holding AG	4,419,485
	Materials — 6.8%
11,456	Air Products & Chemicals, Inc.	3,358,670
39,245	CRH PLC	4,199,215
	Total United States	24,268,593
	United Kingdom — 21.1%
	Consumer Discretionary — 8.9%
150,835	Compass Group PLC	4,871,971
29,114	InterContinental Hotels Group PLC	5,014,886
	Consumer Staples — 4.1%
79,384	Diageo PLC	1,603,176
48,162	Unilever PLC	2,892,370
	Financials — 2.5%
25,575	London Stock Exchange Group PLC	2,768,874
	Industrials — 5.6%
123,144	BAE Systems PLC	3,012,070
103,394	RELX PLC	3,244,897
	Total United Kingdom	23,408,244
	Netherlands — 11.9%
	Communication Services — 4.1%
215,360	Universal Music Group NV	4,510,469
	Consumer Staples — 3.4%
215,421	Magnum Ice Cream Co. NV (The)*	3,747,548
	Information Technology — 4.4%
2,497	ASML Holding NV	4,911,279
	Total Netherlands	13,169,296
	Switzerland — 7.3%
	Consumer Discretionary — 2.5%
12,043	Cie Financiere Richemont SA	2,780,472
	Consumer Staples — 3.1%
32,780	Nestle SA	3,370,498
	Health Care — 1.7%
28,220	Alcon AG	1,906,946
	Total Switzerland	8,057,916
	France — 7.1%
	Industrials — 5.0%
13,952	Safran SA	5,499,837
	Materials — 2.1%
11,964	Air Liquide SA	2,368,749
	Total France	7,868,586
	Germany — 6.7%
	Financials — 3.9%
9,138	Allianz SE	4,323,651
	Information Technology — 2.8%
20,582	SAP SE	3,151,277
	Total Germany	7,474,928
Shares		Market Value
	Common Stocks — 97.1% (Continued)
	Taiwan — 6.3%
	Information Technology — 6.3%
14,550	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 6,948,643
	Spain — 3.4%
	Industrials — 3.4%
124,354	Aena SME SA, 144a	3,788,036
	Canada — 3.2%
	Industrials — 3.2%
30,179	Canadian National Railway Co.	3,601,478
	Japan — 2.9%
	Communication Services — 2.9%
75,700	Nintendo Co. Ltd.	3,172,886
	Sweden — 2.1%
	Industrials — 2.1%
67,393	Assa Abloy AB - Class B	2,379,799
	Finland — 2.1%
	Industrials — 2.1%
41,452	Kone Oyj - Class B	2,356,786
	Denmark — 1.1%
	Health Care — 1.1%
21,026	Coloplast A/S - Class B	1,196,637
	Total Common Stocks	$107,691,828
	Short-Term Investment Fund — 2.7%
3,025,742	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	3,025,742
	Total Investment Securities — 99.8% (Cost $108,068,869)	$110,717,570
	Other Assets in Excess of Liabilities — 0.2%	172,563
	Net Assets — 100.0%	$110,890,133
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $3,788,036 or 3.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Equity ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$24,268,593	$—	$—	$24,268,593
United Kingdom	23,408,244	—	—	23,408,244
Netherlands	13,169,295	—	—	13,169,295
Switzerland	8,057,916	—	—	8,057,916
France	7,868,585	—	—	7,868,585
Germany	7,474,928	—	—	7,474,928
Taiwan	6,948,644	—	—	6,948,644
Spain	3,788,036	—	—	3,788,036
Canada	3,601,478	—	—	3,601,478
Japan	3,172,887	—	—	3,172,887
Sweden	2,379,799	—	—	2,379,799
Finland	2,356,786	—	—	2,356,786
Denmark	1,196,637	—	—	1,196,637
Short-Term Investment Fund	3,025,742	—	—	3,025,742
Total	$110,717,570	$—	$—	$110,717,570
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets ex-China Growth ETF – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	South Korea — 29.8%
	Consumer Discretionary — 2.0%
15,531	Coupang, Inc.*	$ 269,774
	Consumer Staples — 0.6%
757	Cosmax, Inc.	75,685
	Health Care — 0.7%
108	Samsung Biologics Co. Ltd., 144a*	96,965
	Industrials — 6.1%
80	Hyosung Heavy Industries Corp.	177,525
589	SK Square Co. Ltd.	645,152
	Information Technology — 20.4%
8,690	Samsung Electronics Co. Ltd.	1,873,401
503	SK Hynix, Inc.	860,356
	Total South Korea	3,998,858
	Taiwan — 23.1%
	Information Technology — 23.1%
3,100	Chroma ATE, Inc.	210,193
7,700	Delta Electronics, Inc.	471,332
1,100	eMemory Technology, Inc.	101,000
2,400	MediaTek, Inc.	319,809
18,300	Taiwan Semiconductor Manufacturing Co. Ltd.	1,384,427
1,302	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	621,796
	Total Taiwan	3,108,557
	India — 18.8%
	Communication Services — 2.6%
17,862	Bharti Airtel Ltd.	349,470
	Consumer Discretionary — 4.1%
1,769	Amber Enterprises India Ltd.*	140,722
52,263	Eternal Ltd.*	146,091
5,607	Titan Co. Ltd.	260,866
	Financials — 7.2%
43,294	Bajaj Finance Ltd.	459,542
42,744	HDFC Bank Ltd.	360,321
23,202	HDFC Life Insurance Co. Ltd., 144a	141,148
	Health Care — 1.3%
1,918	Apollo Hospitals Enterprise Ltd.	175,917
	Industrials — 1.8%
12,463	Adani Ports & Special Economic Zone Ltd.	238,335
	Real Estate — 1.8%
11,996	Phoenix Mills Ltd. (The)	246,944
	Total India	2,519,356
	Brazil — 9.7%
	Consumer Discretionary — 3.1%
242	MercadoLibre, Inc.*	410,768
	Consumer Staples — 1.4%
57,992	Raia Drogasil SA	188,390
	Financials — 3.9%
11,700	Banco BTG Pactual SA	123,181
30,148	NU Holdings Ltd. - Class A*	402,777
	Industrials — 1.3%
19,000	WEG SA	172,654
	Total Brazil	1,297,770
	Singapore — 3.9%
	Consumer Discretionary — 2.3%
3,197	Sea Ltd. ADR*	306,368
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Singapore — (Continued)
	Industrials — 1.6%
59,409	Grab Holdings Ltd. - Class A*	$ 223,972
	Total Singapore	530,340
	Mexico — 2.7%
	Consumer Staples — 2.7%
3,647	BBB Foods, Inc. - Class A*	151,970
73,749	Wal-Mart de Mexico SAB de CV	216,176
	Total Mexico	368,146
	Kazakhstan — 2.7%
	Financials — 2.7%
4,198	Kaspi.KZ JSC ADR	363,715
	Saudi Arabia — 1.6%
	Financials — 1.6%
11,905	Al Rajhi Bank	208,810
	Indonesia — 1.5%
	Consumer Staples — 0.5%
896,500	Sumber Alfaria Trijaya Tbk PT	68,692
	Financials — 1.0%
433,400	Bank Central Asia Tbk PT	134,528
	Total Indonesia	203,220
	Philippines — 1.4%
	Industrials — 1.4%
12,800	International Container Terminal Services, Inc.	185,628
	Poland — 1.3%
	Consumer Staples — 1.3%
22,646	Dino Polska SA, 144a*	170,968
	South Africa — 1.1%
	Financials — 1.1%
522	Capitec Bank Holdings Ltd.	151,378
	Georgia — 1.0%
	Financials — 1.0%
901	Lion Finance Group PLC	135,408
	Total Common Stocks	$13,242,154
	Short-Term Investment Fund — 1.2%
160,509	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	160,509
	Total Investment Securities — 99.8% (Cost $10,142,571)	$13,402,663
	Other Assets in Excess of Liabilities — 0.2%	26,017
	Net Assets — 100.0%	$13,428,680
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $409,081 or 3.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital Emerging Markets ex-China Growth ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
South Korea	$3,998,858	$—	$—	$3,998,858
Taiwan	3,108,557	—	—	3,108,557
India	2,519,356	—	—	2,519,356
Brazil	1,297,770	—	—	1,297,770
Singapore	530,340	—	—	530,340
Mexico	368,146	—	—	368,146
Kazakhstan	363,715	—	—	363,715
Saudi Arabia	208,810	—	—	208,810
Indonesia	203,220	—	—	203,220
Philippines	185,628	—	—	185,628
Poland	170,968	—	—	170,968
South Africa	151,378	—	—	151,378
Georgia	135,408	—	—	135,408
Short-Term Investment Fund	160,509	—	—	160,509
Total	$13,402,663	$—	$—	$13,402,663
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital US Select Growth ETF – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Information Technology — 47.8%
2,705	AppLovin Corp. - Class A*	$ 1,393,697
4,297	Broadcom, Inc.	1,623,192
5,912	Cloudflare, Inc. - Class A*	1,450,095
8,384	Datadog, Inc. - Class A*	2,182,858
5,033	Lam Research Corp.	2,180,950
4,507	Micron Technology, Inc.	5,202,385
8,337	Microsoft Corp.	3,109,868
47,177	NVIDIA Corp.	9,439,646
31,810	Samsara, Inc. - Class A*	1,031,598
1,479	Sandisk Corp.*	3,362,847
6,738	Seagate Technology Holdings PLC	6,502,170
21,352	Shopify, Inc. (Canada) - Class A*	2,437,971
		39,917,277
	Communication Services — 18.8%
14,492	Alphabet, Inc. - Class A	5,179,006
8,030	Meta Platforms, Inc. - Class A	4,523,219
7,364	Space Exploration Technologies Corp. - Class A*	1,258,213
7,894	Sphere Entertainment Co.*	1,365,899
7,289	Spotify Technology SA*	3,346,598
		15,672,935
	Industrials — 13.9%
1,681	Axon Enterprise, Inc.*	942,385
10,186	Bloom Energy Corp. - Class A*	3,083,302
6,235	Carpenter Technology Corp.	3,845,997
5,211	Quanta Services, Inc.	3,752,129
		11,623,813
	Financials — 9.4%
41,785	Block, Inc.*	3,175,660
11,254	Intercontinental Exchange, Inc.	1,385,480
115,152	NU Holdings Ltd. (Brazil) - Class A*	1,538,431
5,099	Visa, Inc. - Class A	1,749,416
		7,848,987
	Consumer Discretionary — 8.0%
18,544	Amazon.com, Inc.*	4,419,777
34,225	Carvana Co.*	2,252,689
		6,672,466
Shares		Market Value
	Common Stocks — 98.9% (Continued)
	Health Care — 1.0%
24,073	Ultragenyx Pharmaceutical, Inc.*	$ 803,798
	Total Common Stocks	$82,539,276
	Short-Term Investment Fund — 1.2%
1,033,248	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	1,033,248
	Total Investment Securities—100.1% (Cost $76,104,699)	$83,572,524
	Liabilities in Excess of Other Assets — (0.1%)	(91,949)
	Net Assets — 100.0%	$83,480,575
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$82,539,276	$—	$—	$82,539,276
Short-Term Investment Fund	1,033,248	—	—	1,033,248
Total	$83,572,524	$—	$—	$83,572,524
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Securitized Income ETF – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 36.7%
$ 1,343,000	Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF3, Class D, 144a, 2.000%, 10/15/54	$ 1,086,136
1,600,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2017-BNK3, Class C, 4.352%, 2/15/50(A)(B)	1,574,609
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2017-BNK3, Class D, 144a, 3.250%, 2/15/50	955,287
1,665,000	BANK5, Ser 2026-5YR21, Class C, 6.365%, 4/15/59(A)(B)	1,637,459
1,740,000	Benchmark Mortgage Trust, Ser 2018-B5, Class B, 4.570%, 7/15/51	1,627,155
21,684,970	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(A)(B)(C)	504,262
28,532,876	Benchmark Mortgage Trust, Ser 2026-B43, Class XA, 1.240%, 4/15/63(A)(B)(C)	2,003,279
2,016,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class G, 144a, (TSFR1M + 3.180%), 6.805%, 10/15/36(A)	2,014,740
1,750,000	BX Commercial Mortgage Trust, Ser 2025-BCAT, Class D, 144a, (TSFR1M + 2.650%), 6.275%, 8/15/42(A)	1,757,104
1,619,120	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(B)	1,469,714
2,265,000	BXHPP Trust, Ser 2021-FILM, Class A, 144a, (TSFR1M + 0.764%), 4.389%, 8/15/36(A)	2,151,727
1,000,000	BXHPP Trust, Ser 2021-FILM, Class B, 144a, (TSFR1M + 1.014%), 4.639%, 8/15/36(A)	922,490
2,544,000	CD Mortgage Trust, Ser 2019-CD8, Class B, 3.366%, 8/15/57	2,214,248
1,198,000	CD Mortgage Trust, Ser 2019-CD8, Class C, 3.719%, 8/15/57(A)(B)	969,120
1,000,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class C, 5.024%, 6/15/50(A)(B)	971,794
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	226,796
2,200,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(B)	2,171,592
1,300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	1,249,414
2,000,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class B, 4.192%, 9/15/50	1,823,589
219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	140,006
49,629,936	Citigroup Commercial Mortgage Trust, Ser 2018-C5, Class XA, 0.816%, 6/10/51(A)(B)(C)	530,291
30,386,985	CRB Commercial Mortgage Trust, Ser 2025-CRE1, Class XA, 144a, 1.268%, 9/15/58(A)(B)(C)	1,257,374
153,524	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class C, 4.549%, 11/15/48(A)(B)	150,451
1,500,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(B)	1,448,645
2,300,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	2,200,300
1,745,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.775%, 11/13/39(A)(B)	1,529,861
2,000,000	CSMC, Ser 2022-LION, Class A, 144a, (TSFR1M + 3.440%), 7.065%, 2/15/27(A)	1,989,823
360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.904%, 11/10/32(A)(B)	54,767
1,500,000	ESTN Trust, Ser 2026-TOWN, Class B, 144a, 5.738%, 5/12/46(A)(B)	1,517,152
1,500,000	ESTN Trust, Ser 2026-TOWN, Class C, 144a, 5.938%, 5/12/46(A)(B)	1,524,814
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 36.7% (Continued)
$ 1,500,000	ESTN Trust, Ser 2026-TOWN, Class D, 144a, 6.686%, 5/12/46(A)(B)	$ 1,533,724
155,087	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	138,757
41,692,225	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.552%, 3/10/51(A)(B)(C)	210,141
1,914,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.721%, 5/10/49(A)(B)	1,839,676
975,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class D, 144a, 2.753%, 5/10/49	841,102
45,000	GS Mortgage Securities Trust, Ser 2016-GS3, Class B, 3.395%, 10/10/49(A)(B)	44,494
24,404,733	GS Mortgage Securities Trust, Ser 2017-GS6, Class XA, 1.137%, 5/10/50(A)(B)(C)	141,164
350,000	HONO Mortgage Trust, Ser 2021-LULU, Class C, 144a, (TSFR1M + 1.964%), 5.590%, 10/15/36(A)	344,356
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	975,000
2,080,000	JW Commercial Mortgage Trust, Ser 2026-MRCO, Class E, 144a, (TSFR1M + 3.500%), 7.125%, 6/15/39(A)	2,086,879
1,051,366	KIND Trust, Ser 2021-KIND, Class B, 144a, (TSFR1M + 1.464%), 5.090%, 8/15/38(A)	1,047,300
2,210,000	KSL Commercial Mortgage Trust, Ser 2026-HT3, Class E, 144a, (TSFR1M + 3.750%), 7.350%, 6/15/43(A)	2,215,525
206,587	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.649%, 3/10/49(A)(B)	192,180
2,684	Morgan Stanley Capital I Trust, Ser 2016-UB11, Class XA, 1.605%, 8/15/49(A)(B)(C)	0
445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, (TSFR1M + 1.997%), 5.623%, 6/15/35(A)	45,574
1,000,000	Morgan Stanley Capital I Trust, Ser 2019-L3, Class C, 3.767%, 11/15/52(A)(B)	858,786
1,570,000	Morgan Stanley Capital I Trust, Ser 2019-L3, Class D, 144a, 2.500%, 11/15/52	1,213,959
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, (TSFR1M + 2.358%), 5.984%, 12/15/36(A)	2,368
4,877,423	UBS Commercial Mortgage Trust, Ser 2018-C12, Class XA, 1.001%, 8/15/51(A)(B)(C)	69,055
60,195,797	UBS Commercial Mortgage Trust, Ser 2018-C15, Class XA, 1.043%, 12/15/51(A)(B)(C)	1,055,955
1,355,000	UBS Commercial Mortgage Trust, Ser 2019-C17, Class C, 3.758%, 10/15/52(A)(B)	1,213,790
1,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Class B, 3.621%, 10/15/49	986,707
11,065,600	Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Class XA, 2.170%, 8/15/53(A)(B)(C)	686,381
1,096,047	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.517%, 10/15/42(A)	1,094,852
	Total Commercial Mortgage-Backed Securities	$58,511,724
	Asset-Backed Securities — 35.1%
187,214	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	171,456
580,396	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	554,215
1,280,000	Ballyrock CLO 26 Ltd. (Cayman Islands), Ser 2024-26A, Class C1, 144a, (TSFR3M + 3.300%), 6.967%, 7/25/37(A)	1,282,173

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 35.1% (Continued)
$ 2,471,000	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	$ 2,609,196
1,390,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	1,379,491
1,365,000	Bridgecrest Lending Auto Securitization Trust, Ser 2026-1, Class E, 144a, 6.630%, 2/15/33	1,356,332
1,850,000	Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Class E, 144a, 7.170%, 5/16/33	1,860,893
2,240,000	Cajun Global LLC, Ser 2025-2A, Class M, 144a, 8.720%, 11/20/55	2,210,661
1,800,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.380%, 7/16/35(A)	1,782,027
850,905	DB Master Finance LLC, Ser 2021-1A, Class A23, 144a, 2.791%, 11/20/51	756,548
1,045,000	DigitalBridge Issuer LLC, Ser 2026-1A, Class A2, 144a, 6.326%, 6/25/56	1,039,771
931,592	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	869,603
2,947,500	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	2,965,774
1,845,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.073%, 10/15/34(A)	1,835,030
487,500	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	505,951
1,390,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,445,172
1,545,000	GLS Auto Receivables Issuer Trust, Ser 2026-1A, Class E, 144a, 6.510%, 3/15/33	1,533,521
2,502,500	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	2,494,766
2,580,000	Goto Foods Funding LLC, Ser 2026-1A, Class A2, 144a, 6.854%, 4/30/56	2,583,253
146,488	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class A, 144a, 3.530%, 9/15/72	128,944
491,443	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class B, 144a, 5.090%, 9/17/74	441,527
91,692	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	89,444
915,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	781,142
753,366	JG Wentworth XLII LLC, Ser 2018-2A, Class B, 144a, 4.700%, 10/15/77	679,837
1,267,970	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,263,702
2,000,000	Mountain View CLO XVIII Ltd. (Cayman Islands), Ser 2024-1A, Class D1, 144a, (TSFR3M + 3.650%), 7.330%, 10/16/37(A)	2,003,506
656,845	Neighborly Issuer, Ser 2022-1A, Class A2, 144a, 3.695%, 1/30/52	622,819
1,914,250	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,834,945
563,745	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	560,987
3,100,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	3,078,904
1,740,000	Oxford Finance Funding Trust LLC, Ser 2025-1A, Class B, 144a, 6.486%, 2/15/35	1,731,769
1,320,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2024-3A, Class DR, 144a, (TSFR3M + 3.750%), 7.400%, 8/8/32(A)	1,300,002
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.173%, 7/15/33(A)	974,845
Principal Amount		Market Value
	Asset-Backed Securities — 35.1% (Continued)
$ 2,918,025	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	$ 2,959,079
1,725,000	Regatta VII Funding Ltd. (Cayman Islands), Ser 2016-1A, Class DR3, 144a, (TSFR3M + 2.650%), 6.327%, 6/20/34(A)	1,676,874
1,069,274	ServiceMaster Funding LLC, Ser 2020-1, Class A2I, 144a, 2.841%, 1/30/51	1,023,551
567,431	ServiceMaster Funding LLC, Ser 2020-1, Class A2II, 144a, 3.337%, 1/30/51	505,542
738,262	ServiceMaster Funding LLC, Ser 2021-1, Class A2II, 144a, 3.113%, 7/30/51	636,736
222,285	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.204%, 8/25/33(A)(B)	211,845
188,141	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	187,285
1,220,000	TSC SPV Funding LLC, Ser 2026-1A, Class M, 144a, 8.905%, 5/20/56	1,220,842
1,720,688	Vital Care Issuer LLC, Ser 2025-1A, Class A2, 144a, 6.737%, 1/30/56	1,727,815
1,104,900	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,053,477
	Total Asset-Backed Securities	$55,931,252
	Non-Agency Collateralized Mortgage Obligations — 15.8%
844,265	BRAVO Residential Funding Trust, Ser 2024-NQM4, Class A1A, 144a, 4.350%, 1/25/60(A)(B)	833,262
905,925	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	891,213
971,670	CIM Trust, Ser 2018-INV1, Class B4, 144a, 4.685%, 8/25/48(A)(B)	927,925
1,738,453	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(B)	1,427,908
910,008	CSMC Trust, Ser 2014-SAF1, Class B3, 144a, 3.850%, 3/25/44(A)(B)	881,144
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 3.643%, 1/25/59(A)(B)	333,776
1,328,672	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class B2A, 144a, 3.408%, 10/25/50(A)(B)	1,156,969
1,353,163	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(B)	1,199,145
958,669	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.473%, 5/25/49(A)(B)	905,971
2,553,051	JP Morgan Mortgage Trust, Ser 2019-9, Class B4, 144a, 3.799%, 5/25/50(A)(B)	2,299,551
1,245,292	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.815%, 6/25/50(A)(B)	1,107,457
1,083,647	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 3.990%, 11/25/50(A)(B)	967,992
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 3.877%, 4/25/57(A)(B)	256,299
1,210,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.810%, 11/25/58(A)(B)	1,092,468
1,494,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.052%, 7/25/59(A)(B)	1,348,835
293,747	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	250,591
1,202,365	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.844%, 2/25/52(A)(B)	1,030,070
1,268,555	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.776%, 11/25/49(A)(B)	1,167,616
1,744,419	Sequoia Mortgage Trust, Ser 2021-1, Class A19, 144a, 2.500%, 3/25/51(A)(B)	1,434,989
1,872,564	Sequoia Mortgage Trust, Ser 2026-4, Class A5, 144a, 5.000%, 3/25/56(A)(B)	1,848,279

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 15.8% (Continued)
$ 875,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.625%, 11/25/60(A)(B)	$ 788,852
1,250,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.799%, 7/25/57(A)(B)	1,075,393
2,222,921	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-2, Class B1, 144a, 2.961%, 12/25/51(A)(B)	1,888,272
	Total Non-Agency Collateralized Mortgage Obligations	$25,113,977
	U.S. Government Mortgage-Backed Obligations — 2.6%
4,787,827	FHLMC REMIC, Pool #SL3961, 3.000%, 2/1/53	4,187,491
	U.S. Treasury Obligations — 1.9%
3,000,000	U.S. Treasury Note, 4.125%, 2/15/36	2,932,500
	Agency Collateralized Mortgage Obligations — 0.4%
4,728	FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Class X1, 1.263%, 7/25/26(A)(B)(C)	0
28,758,743	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X1, 0.694%, 3/25/28(A)(B)(C)	243,106
6,918,713	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.327%, 5/25/41(A)(B)(C)	189,376
6,800,779	GNMA, Ser 2016-70, Class IO, 0.756%, 4/16/58(A)(B)(C)	265,030
	Total Agency Collateralized Mortgage Obligations	$697,512
	Corporate Bonds — 0.2%
	Financials — 0.2%
300,000	First Maryland Capital I, (TSFR3M + 1.262%), 4.935%, 1/15/27(A)	297,775
Shares
	Short-Term Investment Fund — 9.6%
15,323,746	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	15,323,746
	Total Investment Securities—102.3% (Cost $163,805,139)	$162,995,977
	Liabilities in Excess of Other Assets — (2.3%)	(3,737,728)
	Net Assets — 100.0%	$159,258,249
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
CD – Certificate of Deposit
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $113,637,465 or 71.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$58,511,724	$—	$58,511,724
Asset-Backed Securities	—	55,931,252	—	55,931,252
Non-Agency Collateralized Mortgage Obligations	—	25,113,977	—	25,113,977
U.S. Government Mortgage-Backed Obligations	—	4,187,491	—	4,187,491
U.S. Treasury Obligations	—	2,932,500	—	2,932,500
Agency Collateralized Mortgage Obligations	—	697,512	—	697,512
Corporate Bonds	—	297,775	—	297,775
Short-Term Investment Fund	15,323,746	—	—	15,323,746
Total	$15,323,746	$147,672,231	$—	$162,995,977
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income ETF – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 44.3%
	Financials — 9.1%
$ 633,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 6.851%, 8/15/53(A)	$ 634,598
1,545,000	Ares Capital Corp., 5.875%, 3/1/29	1,557,171
2,337,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	2,097,205
1,048,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,074,511
455,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	473,777
104,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	104,159
1,366,000	First Maryland Capital II, (TSFR3M + 1.112%), 4.775%, 2/1/27(A)	1,358,826
691,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	714,066
1,755,000	Goldman Sachs Group, Inc. (The), 5.330%, 7/23/35	1,763,400
1,652,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	1,625,904
1,651,000	HSBC Holdings PLC (United Kingdom), 4.675%, 3/10/32	1,629,364
292,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	287,441
1,980,000	JPMorgan Chase & Co., 4.946%, 10/22/35	1,956,471
728,000	JPMorgan Chase & Co., Ser W, (TSFR3M + 1.262%), 4.913%, 5/15/47(A)	660,660
750,000	KeyCorp Capital III, 7.750%, 7/15/29	786,882
1,898,000	Morgan Stanley, 2.484%, 9/16/36	1,646,947
614,000	Navient Corp., 5.000%, 3/15/27	609,282
1,302,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.492%, 6/1/28(A)	1,286,565
603,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	612,765
2,030,000	State Street Corp., (TSFR3M + 1.262%), 4.926%, 6/15/47(A)	1,826,784
1,576,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.583%, 5/15/27(A)	1,566,441
		24,273,219
	Energy — 7.2%
1,436,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,408,472
705,000	Azule Energy Finance PLC (Angola), 144a, 8.250%, 1/22/31	705,906
1,393,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,277,710
1,617,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,626,980
657,000	Energy Transfer LP, (TSFR3M + 3.279%), 6.942%, 11/1/66(A)	655,862
850,000	FS Luxembourg Sarl (Brazil), 144a, 8.625%, 6/25/33	812,498
1,356,000	HF Sinclair Corp., 5.000%, 2/1/28	1,353,958
843,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	816,673
756,654	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	710,309
1,614,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,604,173
784,000	MSU Energy SA (Argentina), 144a, 9.750%, 12/5/30	791,840
878,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,019,181
709,650	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	733,484
797,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	773,610
649,000	Plains All American Pipeline LP, Ser B, (TSFR3M + 4.372%), 8.023%(A)(B)	648,996
2,184,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,937,175
575,000	SESI LLC, 144a, 7.875%, 9/30/30	584,234
591,000	SM Energy Co., 144a, 7.000%, 8/1/32	596,421
572,000	Sunoco LP, 144a, 7.875%(B)	593,312
522,000	Venture Global LNG, Inc., 144a, 9.000%(B)	509,650
		19,160,444
	Consumer Discretionary — 6.1%
662,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	650,290
Principal Amount		Market Value
	Corporate Bonds — 44.3% (Continued)
	Consumer Discretionary — 6.1% (Continued)
$ 1,597,664	American Airlines Group, Inc. Pass-Through Trust, Ser 2016-1, A, 4.100%, 1/15/28	$ 1,569,646
323,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	325,922
669,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	660,946
60,000	Carnival Corp. Ltd., 144a, 5.125%, 5/1/29	59,901
397,000	Carnival Corp. Ltd., 144a, 5.875%, 6/15/31	403,955
976,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	934,118
641,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	647,416
2,412,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,185,635
1,629,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	1,583,732
687,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	668,950
1,815,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,761,426
1,703,000	Polaris, Inc., 5.600%, 3/1/31	1,705,529
2,013,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,984,913
572,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	567,007
671,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	709,447
		16,418,833
	Industrials — 4.1%
1,674,000	Amcor Flexibles North America, Inc., 5.100%, 3/17/30	1,692,623
932,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	907,538
579,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	604,965
1,543,000	Honeywell Aerospace, Inc., 144a, 4.600%, 3/16/33	1,516,326
705,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	757,902
741,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	732,309
600,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	597,315
491,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	508,445
303,000	Sword Purchaser LLC, 144a, 8.250%, 4/15/33	313,800
2,127,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.648%, 2/15/42(A)	1,956,756
1,352,000	Timken Co. (The), 4.500%, 12/15/28	1,345,534
		10,933,513
	Consumer Staples — 3.5%
173,000	Coruripe Netherlands BV (Brazil), 10.000%, 2/10/27	169,713
1,619,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,629,143
1,575,000	Global Payments, Inc., 5.200%, 11/15/32	1,537,679
665,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	687,520
347,000	Industrial F&B Investments III, Inc., 144a, 7.750%, 2/11/33	353,579
1,730,000	Mars, Inc., 144a, 5.000%, 3/1/32	1,743,712
1,730,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,777,256
695,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	719,168
606,000	VT Topco, Inc., 144a, 8.500%, 8/15/30†	614,866
		9,232,636
	Communication Services — 3.4%
1,496,000	AT&T, Inc., 5.125%, 4/30/36	1,469,489
1,758,000	Beacon Point DC LLC, 144a, 6.129%, 11/30/42	1,776,461
639,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	575,425
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	99,743
343,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	355,896
303,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	203,295
1,496,000	Meta Platforms, Inc., 6.300%, 5/15/56	1,495,134
385,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	392,608
304,000	Paramount Global, 7.875%, 7/30/30	319,382
604,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	582,432
1,845,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,780,760
		9,050,625

Touchstone Strategic Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 44.3% (Continued)
	Utilities — 3.0%
$ 1,469,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	$ 1,523,294
1,940,000	CMS Energy Corp., 4.750%, 6/1/50	1,901,393
880,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.387%), 6.051%, 6/15/67(A)	816,142
1,177,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.055%, 10/1/66(A)	1,082,439
595,000	PacifiCorp, 7.125%, 8/15/56	590,998
690,642	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	692,396
1,525,000	Vistra Operations Co. LLC, 144a, 5.250%, 4/30/33	1,515,512
		8,122,174
	Real Estate — 2.8%
1,714,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,632,828
1,838,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,782,855
2,107,000	Store Capital LLC REIT, 2.700%, 12/1/31	1,857,700
424,000	Store Capital LLC REIT, 4.625%, 3/15/29	419,453
1,800,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	1,767,571
		7,460,407
	Health Care — 2.0%
380,000	Acadia Healthcare Co., Inc., 144a, 5.500%, 7/1/28	378,236
630,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	633,088
1,900,000	HCA, Inc., 5.500%, 3/1/32	1,942,965
1,914,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	1,858,960
608,000	Molina Healthcare, Inc., 144a, 6.500%, 2/15/31	618,537
		5,431,786
	Information Technology — 1.7%
562,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	561,948
1,450,000	Oracle Corp., 4.700%, 9/27/34	1,330,622
1,436,000	Paychex, Inc., 5.600%, 4/15/35†	1,453,206
1,244,000	Salesforce, Inc., 5.550%, 3/15/36	1,242,424
		4,588,200
	Materials — 1.4%
691,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	412,665
809,000	LYB International Finance III LLC, 5.875%, 1/15/36†	812,314
650,000	Magnera Corp., 144a, 4.750%, 11/15/29	606,673
710,000	OCP SA (Morocco), 144a, 6.741%(B)	706,227
785,000	Vedanta Resources Finance II PLC (India), 144a, 7.750%, 7/13/37	780,588
539,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	545,431
		3,863,898
	Total Corporate Bonds	$118,535,735
	U.S. Treasury Obligations — 29.8%
900,000	U.S. Treasury Bond, 4.250%, 8/15/54	807,188
130,000	U.S. Treasury Bond, 4.500%, 11/15/54	121,565
2,455,000	U.S. Treasury Bond, 4.625%, 11/15/55	2,346,443
12,935,000	U.S. Treasury Bond, 4.750%, 2/15/45	12,701,058
10,355,000	U.S. Treasury Bond, 4.750%, 8/15/55	10,093,294
2,155,000	U.S. Treasury Bond, 4.750%, 2/15/56	2,103,145
9,340,000	U.S. Treasury Bond, 5.000%, 5/15/56	9,481,559
11,955,000	U.S. Treasury Note, 3.750%, 4/15/28	11,872,342
5,980,000	U.S. Treasury Note, 3.875%, 3/31/31	5,899,410
860,000	U.S. Treasury Note, 3.875%, 4/30/31	848,242
Principal Amount		Market Value
	U.S. Treasury Obligations — 29.8% (Continued)
$ 6,325,000	U.S. Treasury Note, 4.125%, 6/30/28	$ 6,323,518
14,945,000	U.S. Treasury Note, 4.125%, 2/15/36	14,608,738
2,445,000	U.S. Treasury Note, 4.375%, 5/15/36	2,436,213
	Total U.S. Treasury Obligations	$79,642,715
	Commercial Mortgage-Backed Securities — 8.5%
810,000	Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF3, Class C, 144a, 2.830%, 10/15/54	701,511
675,000	BANK5, Ser 2026-5YR21, Class C, 6.365%, 4/15/59(A)(C)	663,835
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.212%, 9/15/55(A)(C)(D)	317,650
1,073,671	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	1,041,298
11,007,447	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(A)(C)(D)	255,967
5,972,230	Benchmark Mortgage Trust, Ser 2026-B43, Class XA, 1.240%, 4/15/63(A)(C)(D)	419,307
994,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class G, 144a, (TSFR1M + 3.180%), 6.805%, 10/15/36(A)	993,379
1,905,000	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(C)	1,729,214
1,059,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class B, 4.199%, 6/15/50(A)(C)	1,031,385
1,015,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class C, 5.024%, 6/15/50(A)(C)	986,371
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	473,110
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(C)	987,087
255,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	243,034
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	799,118
13,837,957	CRB Commercial Mortgage Trust, Ser 2025-CRE1, Class XA, 144a, 1.268%, 9/15/58(A)(C)(D)	572,597
600,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(C)	579,458
1,500,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,434,978
705,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.775%, 11/13/39(A)(C)	618,081
500,000	CSMC, Ser 2022-LION, Class A, 144a, (TSFR1M + 3.440%), 7.065%, 2/15/27(A)	497,456
540,000	DK Trust, Ser 2025-LXP, Class D, 144a, (TSFR1M + 2.891%), 6.524%, 8/15/37(A)	541,519
900,000	ESTN Trust, Ser 2026-TOWN, Class D, 144a, 6.686%, 5/12/46(A)(C)	920,234
1,500,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.721%, 5/10/49(A)(C)	1,441,753
440,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class D, 144a, 2.753%, 5/10/49	379,574
430,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	419,250
855,000	JW Commercial Mortgage Trust, Ser 2026-MRCO, Class E, 144a, (TSFR1M + 3.500%), 7.125%, 6/15/39(A)	857,828
1,370,000	KSL Commercial Mortgage Trust, Ser 2026-HT3, Class E, 144a, (TSFR1M + 3.750%), 7.350%, 6/15/43(A)	1,373,425
280,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	274,851

Touchstone Strategic Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 8.5% (Continued)
$ 620,000	UBS Commercial Mortgage Trust, Ser 2019-C17, Class C, 3.758%, 10/15/52(A)(C)	$ 555,387
1,110,993	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.517%, 10/15/42(A)	1,109,782
436,928	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 4.088%, 5/15/45(A)(C)	412,346
	Total Commercial Mortgage-Backed Securities	$22,630,785
	Asset-Backed Securities — 8.4%
520,000	Ballyrock CLO 26 Ltd. (Cayman Islands), Ser 2024-26A, Class C1, 144a, (TSFR3M + 3.300%), 6.967%, 7/25/37(A)	520,883
1,025,200	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	1,082,536
420,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	416,825
565,000	Bridgecrest Lending Auto Securitization Trust, Ser 2026-1, Class E, 144a, 6.630%, 2/15/33	561,412
730,000	Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Class E, 144a, 7.170%, 5/16/33	734,298
1,015,000	Cajun Global LLC, Ser 2025-2A, Class M, 144a, 8.720%, 11/20/55	1,001,706
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.380%, 7/16/35(A)	990,015
420,000	DigitalBridge Issuer LLC, Ser 2026-1A, Class A2, 144a, 6.326%, 6/25/56	417,898
520,031	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	510,170
386,611	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	360,885
589,500	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	593,155
1,267,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.073%, 10/15/34(A)	1,260,153
682,500	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	708,332
1,095,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,138,463
650,000	GLS Auto Receivables Issuer Trust, Ser 2026-1A, Class E, 144a, 6.510%, 3/15/33	645,171
682,500	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	680,391
1,025,000	Goto Foods Funding LLC, Ser 2026-1A, Class A2, 144a, 6.854%, 4/30/56	1,026,292
1,417,500	Hardee's Funding LLC, Ser 2020-1A, Class A2, 144a, 3.981%, 12/20/50	1,374,699
55,442	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	54,083
1,368,275	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,363,670
1,140,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,092,771
458,512	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	456,269
510,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	506,530
787,000	Oxford Finance Funding Trust LLC, Ser 2025-1A, Class B, 144a, 6.486%, 2/15/35	783,277
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.173%, 7/15/33(A)	974,845
Principal Amount		Market Value
	Asset-Backed Securities — 8.4% (Continued)
$ 1,110,225	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	$ 1,125,845
490,000	TSC SPV Funding LLC, Ser 2026-1A, Class M, 144a, 8.905%, 5/20/56	490,338
788,025	Vital Care Issuer LLC, Ser 2025-1A, Class A2, 144a, 6.737%, 1/30/56	791,289
952,500	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	908,170
	Total Asset-Backed Securities	$22,570,371
	Non-Agency Collateralized Mortgage Obligations — 3.9%
761,898	BRAVO Residential Funding Trust, Ser 2024-NQM4, Class A1A, 144a, 4.350%, 1/25/60(A)(C)	751,968
716,313	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	704,680
971,670	CIM Trust, Ser 2018-INV1, Class B4, 144a, 4.685%, 8/25/48(A)(C)	927,925
507,436	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(C)	449,680
1,759,097	JP Morgan Mortgage Trust, Ser 2018-6, Class B2, 144a, 3.900%, 12/25/48(A)(C)	1,613,544
479,335	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.473%, 5/25/49(A)(C)	452,985
622,646	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.815%, 6/25/50(A)(C)	553,729
606,842	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 3.990%, 11/25/50(A)(C)	542,075
767,343	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(C)	655,539
1,000,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.810%, 11/25/58(A)(C)	902,866
592,003	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.052%, 7/25/59(A)(C)	534,309
372,996	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.844%, 2/25/52(A)(C)	319,547
473,594	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.776%, 11/25/49(A)(C)	435,910
760,289	Sequoia Mortgage Trust, Ser 2026-4, Class A5, 144a, 5.000%, 3/25/56(A)(C)	750,429
900,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.799%, 7/25/57(A)(C)	774,283
	Total Non-Agency Collateralized Mortgage Obligations	$10,369,469
Shares
	Common Stocks — 1.6%
	Information Technology — 0.4%
1,926	International Business Machines Corp.	541,610
1,470	Texas Instruments, Inc.	438,163
		979,773
	Industrials — 0.4%
2,420	RTX Corp.	459,147
5,480	Stanley Black & Decker, Inc.	515,777
		974,924
	Financials — 0.4%
8,546	Bank of America Corp.	486,951
457	Goldman Sachs Group, Inc. (The)	462,196
		949,147
	Health Care — 0.3%
1,955	Johnson & Johnson	496,511
5,776	Medtronic PLC	451,857
		948,368

Touchstone Strategic Income ETF (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 1.6% (Continued)
	Energy — 0.1%
2,902	Exxon Mobil Corp.	$ 396,762
	Total Common Stocks	$4,248,974
Principal Amount
	Sovereign Government Obligations — 0.7%
$ 4,640	Ghana Government International Bond, 144a, 4.734%, 7/3/26#	4,625
122,815	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(C)	121,095
649,354	Ghana Government International Bond, 144a, 5.502%, 1/3/30#	582,131
777,000	Provincia de Cordoba, 144a, 8.600%, 2/3/35	773,115
435,130	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	420,211
	Total Sovereign Government Obligations	$1,901,177
	U.S. Government Mortgage-Backed Obligations — 0.7%
1,986,025	FHLMC REMIC, Pool #SL3961, 3.000%, 2/1/53	1,737,002
Shares
	Short-Term Investment Fund — 3.1%
8,435,169	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω**	8,435,169
	Total Investment Securities—101.0% (Cost $268,586,032)	$270,071,397
	Liabilities in Excess of Other Assets — (1.0%)	(2,709,737)
	Net Assets — 100.0%	$267,361,660
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $2,265,867.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $107,260,135 or 40.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$118,535,735	$—	$118,535,735
U.S. Treasury Obligations	—	79,642,715	—	79,642,715
Commercial Mortgage-Backed Securities	—	22,630,785	—	22,630,785
Asset-Backed Securities	—	22,570,371	—	22,570,371
Non-Agency Collateralized Mortgage Obligations	—	10,369,469	—	10,369,469
Common Stocks	4,248,974	—	—	4,248,974
Sovereign Government Obligations	—	1,901,177	—	1,901,177
U.S. Government Mortgage-Backed Obligations	—	1,737,002	—	1,737,002
Short-Term Investment Fund	8,435,169	—	—	8,435,169
Other Financial Instruments
Futures
Interest rate contracts	10,753	—	—	10,753
Total Assets	$12,694,896	$257,387,254	$—	$270,082,150
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(46,071)	$—	$—	$(46,071)
Total Liabilities	$(46,071)	$—	$—	$(46,071)
Total	$12,648,825	$257,387,254	$—	$270,036,079

Touchstone Strategic Income ETF (Unaudited) (Continued)
Futures Contracts
At June 30, 2026, $486,750 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2026:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Long Futures:
5-Year U.S. Treasury Note	9/30/2026	204	$21,837,564	$10,753
30-Year U.S. Ultra Treasury Bond	9/21/2026	45	5,227,031	(46,071)
				$(35,318)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Income ETF – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 40.2%
$ 195,806	321 Henderson Receivables VI LLC, Ser 2010-1A, Class A, 144a, 5.560%, 7/15/59	$ 196,437
1,825,000	Affirm Asset Securitization Trust, Ser 2025-X2, Class B, 144a, 4.560%, 10/15/30	1,824,327
7,670,000	Affirm Master Trust, Ser 2025-2A, Class B, 144a, 5.060%, 7/15/33	7,680,361
121,792	American Credit Acceptance Receivables Trust, Ser 2022-4, Class D, 144a, 8.000%, 2/15/29	121,961
1,350,131	American Credit Acceptance Receivables Trust, Ser 2023-1, Class D, 144a, 6.350%, 4/12/29	1,357,351
1,987,935	American Credit Acceptance Receivables Trust, Ser 2023-2, Class D, 144a, 6.470%, 8/13/29	2,004,096
5,818,752	American Credit Acceptance Receivables Trust, Ser 2023-3, Class D, 144a, 6.820%, 10/12/29	5,893,586
172,388	American Credit Acceptance Receivables Trust, Ser 2023-4, Class C, 144a, 6.990%, 9/12/30	172,901
227,869	American Credit Acceptance Receivables Trust, Ser 2024-1, Class C, 144a, 5.630%, 1/14/30	228,203
5,517,000	American Credit Acceptance Receivables Trust, Ser 2024-1, Class D, 144a, 5.860%, 5/13/30	5,563,683
1,435,970	American Credit Acceptance Receivables Trust, Ser 2024-2, Class C, 144a, 6.240%, 4/12/30	1,442,082
6,500,000	American Credit Acceptance Receivables Trust, Ser 2025-3, Class C, 144a, 4.950%, 7/12/32	6,501,026
2,097,000	American Credit Acceptance Receivables Trust, Ser 2025-4, Class C, 144a, 4.830%, 1/13/31	2,096,451
509,904	Americredit Automobile Receivables Trust, Ser 2022-1, Class C, 2.980%, 9/20/27	509,044
3,330,000	AmeriCredit Automobile Receivables Trust, Ser 2026-1, Class A3, 144a, 4.150%, 11/18/32	3,311,139
4,627,675	Arbys Funding LLC, Ser 2020-1A, Class A2, 144a, 3.237%, 7/30/50	4,527,129
3,500,000	Audax Senior Debt CLO 4 LLC (Cayman Islands), Ser 2020-4A, Class ARR, 144a, (TSFR3M + 1.500%), 5.131%, 4/20/35(A)	3,501,701
4,000,000	Audax Senior Debt CLO 7 LLC, Ser 2023-7A, Class AR2, 144a, (TSFR3M + 1.600%), 5.246%, 4/20/35(A)	4,009,612
1,965,000	Ballyrock CLO Ltd. (Cayman Islands), Ser 2019-2A, Class XR3, 144a, (TSFR3M + 0.850%), 4.517%, 10/25/38(A)	1,964,542
752,901	BCRED BSL Static CLO Ltd. (Cayman Islands), Ser 2025-1A, Class AR, 144a, (TSFR3M + 1.250%), 4.917%, 7/24/35(A)	753,283
2,150,000	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	2,270,243
1,497,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	1,503,250
1,000,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Class C, 5.170%, 3/17/31	1,004,220
1,557,376	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class A1A2, 144a, (TSFR3M + 0.950%), 4.625%, 4/20/31(A)	1,558,217
6,471,000	CCG Receivables Trust, Ser 2024-1, Class D, 144a, 5.800%, 3/15/32	6,559,245
3,700,000	Consumer Portfolio Services Auto Trust, Ser 2025-A, Class C, 144a, 5.250%, 4/15/31	3,717,554
1,665,000	CoreVest American Finance Trust, Ser 2021-3, Class B, 144a, 2.494%, 10/15/54	1,651,059
3,720,690	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class C, 144a, 7.710%, 7/15/33	3,746,393
218,275	Credit Acceptance Auto Loan Trust, Ser 2023-5A, Class A, 144a, 6.130%, 12/15/33	219,008
Principal Amount		Market Value
	Asset-Backed Securities — 40.2% (Continued)
$ 2,770,000	Credit Acceptance Auto Loan Trust, Ser 2024-2A, Class B, 144a, 6.110%, 8/15/34	$ 2,809,728
6,500,000	Credit Acceptance Auto Loan Trust, Ser 2024-3A, Class A, 144a, 4.680%, 9/15/34	6,509,162
4,175,000	Drive Auto Receivables Trust, Ser 2024-2, Class B, 4.520%, 7/16/29	4,178,006
1,500,000	Drive Auto Receivables Trust, Ser 2024-2, Class C, 4.670%, 5/17/32	1,502,686
759,244	Drive Auto Receivables Trust, Ser 2025-2, Class A2, 4.290%, 10/16/28	759,366
693,205	Driven Brands Funding LLC, Ser 2020-2A, Class A2, 144a, 3.237%, 1/20/51	666,616
758,822	Dryden 53 CLO Ltd. (Cayman Islands), Ser 2017-53A, Class AR, 144a, (TSFR3M + 1.000%), 4.673%, 1/15/31(A)	758,968
1,293,597	Dryden 80 CLO Ltd. (Cayman Islands), Ser 2019-80A, Class ARR, 144a, (TSFR3M + 0.950%), 4.630%, 1/17/33(A)	1,292,601
1,129,948	DT Auto Owner Trust, Ser 2023-1A, Class D, 144a, 6.440%, 11/15/28	1,139,050
5,820,000	DT Auto Owner Trust, Ser 2023-2A, Class D, 144a, 6.620%, 2/15/29	5,893,247
78,179	Elara HGV Timeshare Issuer LLC, Ser 2021-A, Class A, 144a, 1.360%, 8/27/35	75,123
4,081,294	Elara HGV Timeshare Issuer LLC, Ser 2025-A, Class A, 144a, 4.540%, 1/25/40	4,037,285
783,000	Elmwood CLO X Ltd. (Cayman Islands), Ser 2021-3A, Class X, 144a, (TSFR3M + 0.950%), 4.625%, 7/20/38(A)	782,980
1,165,902	Exeter Automobile Receivables Trust, Ser 2022-5A, Class D, 7.400%, 2/15/29	1,178,582
88,673	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	88,813
4,450,000	FirstKey Homes Trust, Ser 2021-SFR1, Class C, 144a, 1.888%, 8/17/38	4,429,572
1,539,000	Flatiron CLO 20 Ltd. (Cayman Islands), Ser 2020-1A, Class XR, 144a, (TSFR3M + 0.900%), 4.542%, 11/20/38(A)	1,539,416
187,906	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 4.925%, 4/20/33(A)	187,928
5,143,757	Fortress Credit Opportunities XXXV CLO Ltd. (Cayman Islands), Ser 2025-35A, Class A1, 144a, (TSFR3M + 1.400%), 5.075%, 7/20/33(A)	5,145,054
683,148	GLS Auto Receivables Issuer Trust, Ser 2022-2A, Class D, 144a, 6.150%, 4/17/28	685,828
782,676	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	787,570
1,699,464	GLS Auto Receivables Issuer Trust, Ser 2023-1A, Class D, 144a, 7.010%, 1/16/29	1,719,374
1,800,000	GLS Auto Receivables Issuer Trust, Ser 2025-1A, Class C, 144a, 5.070%, 11/15/30	1,806,750
2,350,000	GLS Auto Receivables Issuer Trust, Ser 2025-3A, Class C, 144a, 4.690%, 5/15/31	2,342,703
298,640	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	300,534
5,272,518	GLS Auto Select Receivables Trust, Ser 2025-3A, Class A2, 144a, 4.460%, 10/15/30	5,267,550
1,200,000	Golub Capital Partners CLO 61M, Ser 2022-61A, Class A1B, 144a, 4.550%, 7/25/35	1,189,406
4,049,500	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	4,036,984
675,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	678,226

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 40.2% (Continued)
$ 3,825,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2024-2, Class A3, 144a, 5.000%, 9/15/28	$ 3,848,271
1,522,000	Greywolf CLO IV Ltd. (Cayman Islands), Ser 2019-1A, Class A1R2, 144a, (TSFR3M + 1.240%), 4.920%, 4/17/34(A)	1,523,441
806,552	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	797,492
128,534	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	127,917
1,505,086	Hilton Grand Vacations Trust, Ser 2022-1D, Class A, 144a, 3.610%, 6/20/34	1,504,464
268,658	Hilton Grand Vacations Trust, Ser 2022-1D, Class B, 144a, 4.100%, 6/20/34	268,566
160,568	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	156,632
3,964,563	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	3,951,218
5,203,200	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	5,162,256
2,750,000	LAD Auto Receivables Trust, Ser 2025-1A, Class B, 144a, 5.050%, 5/15/30	2,768,848
126,081	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	126,207
277,715	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 4.624%, 10/22/30(A)	277,639
222,750	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 4.573%, 1/15/38(A)	222,752
4,500,000	MMAF Equipment Finance LLC, Ser 2020-A, Class A4, 144a, 1.400%, 8/9/30	4,404,884
595,319	MVW LLC, Ser 2021-2A, Class A, 144a, 1.430%, 5/20/39	568,187
4,942,516	MVW LLC, Ser 2024-2A, Class A, 144a, 4.430%, 3/20/42	4,918,148
967,500	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	968,925
3,346,875	OHA Credit Funding 17-R Ltd. (Cayman Islands), Ser 2024-17RA, Class X, 144a, (TSFR3M + 0.800%), 4.475%, 4/20/39(A)	3,345,740
1,641,584	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	1,643,460
2,268,004	OneMain Direct Auto Receivables Trust, Ser 2023-1A, Class A, 144a, 5.410%, 11/14/29	2,277,719
5,200,000	OneMain Financial Issuance Trust, Ser 2019-2A, Class A, 144a, 3.140%, 10/14/36	5,133,541
928,426	OneMain Financial Issuance Trust, Ser 2021-1A, Class A1, 144a, 1.550%, 6/16/36	910,946
209,848	OneMain Financial Issuance Trust, Ser 2022-S1, Class A, 144a, 4.130%, 5/14/35	209,807
225,559	Oxford Finance Credit Fund III LP, Ser 2024-A, Class A2, 144a, 6.675%, 1/14/32	227,092
529,480	Oxford Finance Funding Trust, Ser 2023-1A, Class B, 144a, 7.879%, 2/15/31	534,209
3,330,811	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2024-1A, Class A1R, 144a, (TSFR3M + 0.820%), 4.493%, 10/15/32(A)	3,328,313
2,201,092	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class A1, 144a, (TSFR3M + 0.940%), 4.613%, 7/15/33(A)	2,199,992
2,695,000	Progress Residential Trust, Ser 2022-SFR3, Class B, 144a, 3.600%, 4/17/39	2,661,949
Principal Amount		Market Value
	Asset-Backed Securities — 40.2% (Continued)
$ 5,721,794	RCKT Mortgage Trust, Ser 2024-CES8, Class A1A, 144a, 5.490%, 11/25/44(A)(B)	$ 5,733,361
248,571	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 4.643%, 1/15/38(A)	248,570
6,870,000	Santander Drive Auto Receivables Trust, Ser 2025-4, Class A3, 4.170%, 4/15/30	6,859,381
155,877	SCF Equipment Leasing LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	155,887
2,095,518	Sierra Timeshare Receivables Funding LLC, Ser 2023-1A, Class A, 144a, 5.200%, 1/20/40	2,104,073
140,482	Sierra Timeshare Receivables Funding LLC, Ser 2023-2A, Class C, 144a, 7.300%, 4/20/40	144,029
639,030	Sierra Timeshare Receivables Funding LLC, Ser 2024-2A, Class C, 144a, 5.830%, 6/20/41	644,376
1,517,860	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 4.763%, 10/25/48(A)	1,518,562
2,629,660	Wendy's Funding LLC, Ser 2018-1A, Class A2II, 144a, 3.884%, 3/15/48	2,569,516
95,204	Westlake Automobile Receivables Trust, Ser 2022-2A, Class D, 144a, 5.480%, 9/15/27	95,276
608,628	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	610,193
7,086,000	Westlake Automobile Receivables Trust, Ser 2023-1A, Class D, 144a, 6.790%, 11/15/28	7,157,924
2,000,000	Westlake Automobile Receivables Trust, Ser 2023-3A, Class D, 144a, 6.470%, 3/15/29	2,024,633
2,000,000	Westlake Automobile Receivables Trust, Ser 2025-1A, Class C, 144a, 5.140%, 10/15/30	2,014,379
6,750,000	Westlake Automobile Receivables Trust, Ser 2025-2A, Class C, 144a, 4.850%, 1/15/31	6,758,898
1,595,468	Woodmont LP (Cayman Islands), Ser 2025-14A, Class A1, 144a, (TSFR3M + 1.250%), 4.925%, 1/20/34(A)	1,596,308
	Total Asset-Backed Securities	$231,981,193
	Corporate Bonds — 21.5%
	Financials — 5.4%
5,000,000	Bank of Montreal (Canada), 5.370%, 6/4/27	5,046,001
3,577,000	Barclays PLC (United Kingdom), 5.674%, 3/12/28	3,606,181
615,000	Citibank NA, (SOFR + 0.708%), 4.335%, 8/6/26(A)	615,037
2,535,000	Citizens Financial Group, Inc., 2.850%, 7/27/26	2,532,342
1,021,000	Fifth Third Bank NA, (SOFR + 0.810%), 4.440%, 1/28/28(A)	1,021,738
425,000	Fifth Third Financial Corp., 3.800%, 7/22/26	424,870
250,000	Huntington National Bank (The), 4.871%, 4/12/28	250,545
1,995,000	Jackson National Life Global Funding, 144a, 4.900%, 1/13/27	1,998,646
400,000	JPMorgan Chase & Co., 4.125%, 12/15/26	399,943
411,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 4.425%, 2/1/27(A)	409,110
5,000,000	Manulife Financial Corp. (Canada), 2.484%, 5/19/27	4,920,131
450,000	Nomura Holdings, Inc. (Japan), 2.329%, 1/22/27	444,931
3,300,000	Ontario Teachers' Cadillac Fairview Properties Trust (Canada), 144a, 3.875%, 3/20/27	3,286,062
735,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.492%, 6/1/28(A)	726,287
650,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	643,004
3,225,000	Truist Financial Corp., (TSFR3M + 0.912%), 4.576%, 3/15/28(A)	3,188,756
2,000,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.583%, 5/15/27(A)	1,987,870
		31,501,454

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 21.5% (Continued)
	Industrials — 4.1%
$ 6,239,000	Amrize Finance US LLC, 4.600%, 4/7/27	$ 6,246,944
6,026,000	Berry Global, Inc., 1.650%, 1/15/27	5,935,417
5,000,175	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	4,917,840
700,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	699,228
1,900,000	CNH Industrial Capital LLC, 4.500%, 10/8/27	1,899,023
250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	251,255
2,935,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 3.400%, 11/15/26	2,923,189
835,000	Ryder System, Inc., MTN, 1.750%, 9/1/26	831,147
		23,704,043
	Consumer Discretionary — 3.6%
2,845,000	Daimler Truck Finance North America LLC (Germany), 144a, 4.300%, 8/12/27	2,839,537
1,290,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.125%, 9/25/27	1,299,143
4,100,000	General Motors Financial Co., Inc., 4.350%, 1/17/27	4,096,052
1,119,000	General Motors Financial Co., Inc., (SOFRINDX + 1.050%), 4.684%, 7/15/27(A)	1,121,081
500,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	502,065
1,143,000	Hyundai Capital America, 144a, 5.300%, 3/19/27	1,149,953
1,000,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.260%, 7/31/26(A)	1,000,340
2,820,000	Mercedes-Benz Finance North America LLC (Germany), 144a, 4.800%, 1/11/27	2,828,008
2,862,794	United Airlines, Inc. Pass-Through Trust, Ser 2015-1, AA, 3.450%, 12/1/27	2,806,818
1,066,000	Volkswagen Group of America Finance LLC (Germany), 144a, 3.200%, 9/26/26	1,062,446
1,145,000	Volkswagen Group of America Finance LLC (Germany), 144a, 4.850%, 8/15/27	1,147,543
800,000	Volkswagen Group of America Finance LLC (Germany), 144a, 5.700%, 9/12/26	801,851
		20,654,837
	Real Estate — 2.0%
1,445,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,434,473
1,124,000	Boston Properties LP REIT, 2.750%, 10/1/26	1,120,340
789,000	Crown Castle, Inc. REIT, 1.050%, 7/15/26	787,999
1,030,000	Crown Castle, Inc. REIT, 4.000%, 3/1/27	1,027,275
888,000	DOC DR LLC REIT, 4.300%, 3/15/27	886,962
1,000,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 4.333%, 4/16/27(A)	1,002,174
1,000,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	989,649
1,235,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.250%, 12/1/26	1,232,633
700,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.500%, 9/1/26	699,576
2,263,000	WEA Finance LLC REIT (France), 144a, 2.875%, 1/15/27	2,241,280
		11,422,361
	Materials — 1.7%
1,220,000	Bayport Polymers LLC, 144a, 4.743%, 4/14/27	1,218,413
500,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 144a, 3.400%, 12/1/26	498,259
4,655,000	Nucor Corp., 4.300%, 5/23/27	4,656,036
2,508,000	Nutrien Ltd. (Canada), 4.000%, 12/15/26	2,504,987
1,100,000	Yara International ASA (Brazil), 144a, 4.750%, 6/1/28	1,097,920
		9,975,615
	Energy — 1.6%
3,024,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	3,019,671
3,602,000	Continental Resources, Inc., 144a, 2.268%, 11/15/26	3,569,152
Principal Amount		Market Value
	Corporate Bonds — 21.5% (Continued)
	Energy — 1.6% (Continued)
$ 1,330,000	ONEOK, Inc., 4.000%, 7/13/27	$ 1,323,345
1,230,000	ONEOK, Inc., 5.550%, 11/1/26	1,233,985
		9,146,153
	Utilities — 1.4%
3,600,000	DTE Energy Co., 4.950%, 7/1/27	3,618,149
1,368,000	KeySpan Gas East Corp., 144a, 2.742%, 8/15/26	1,365,051
2,500,000	Public Service Co. of New Hampshire, 4.400%, 7/1/28	2,499,285
500,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	500,333
		7,982,818
	Health Care — 1.1%
1,300,000	Elevance Health, Inc., 4.500%, 10/30/26	1,301,663
753,000	HCA, Inc., 4.500%, 2/15/27	752,683
3,400,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	3,302,229
765,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.134%, 7/15/26(A)	765,076
		6,121,651
	Information Technology — 0.5%
3,000,000	Autodesk, Inc., 3.500%, 6/15/27	2,969,893
	Consumer Staples — 0.1%
449,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	448,642
	Total Corporate Bonds	$123,927,467
	Commercial Mortgage-Backed Securities — 18.9%
650,041	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	654,475
4,500,000	245 Park Avenue Trust, Ser 2017-245P, Class A, 144a, 3.508%, 6/5/37	4,444,916
5,480,000	BANK, Ser 2017-BNK5, Class AS, 3.624%, 6/15/60	5,383,556
6,800,000	BANK, Ser 2017-BNK6, Class AS, 3.741%, 7/15/60(A)(B)	6,687,935
7,055,189	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2017-BNK3, Class AS, 3.748%, 2/15/50	6,987,418
2,970,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2017-BNK3, Class B, 3.879%, 2/15/50(A)(B)	2,930,956
5,000,000	BPR Trust, Ser 2023-BRK2, Class B, 144a, 7.889%, 10/5/38(A)(B)	5,131,629
270,190	BX Commercial Mortgage Trust, Ser 2021-21M, Class A, 144a, (TSFR1M + 0.844%), 4.469%, 10/15/36(A)	270,190
1,498,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class B, 144a, (TSFR1M + 1.092%), 4.717%, 10/15/36(A)	1,498,000
1,327,900	BX Commercial Mortgage Trust, Ser 2021-21M, Class C, 144a, (TSFR1M + 1.291%), 4.916%, 10/15/36(A)	1,327,900
1,750,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class F, 144a, (TSFR1M + 2.733%), 6.358%, 10/15/36(A)	1,748,906
2,996,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class G, 144a, (TSFR1M + 3.180%), 6.805%, 10/15/36(A)	2,994,128
730,973	BX Commercial Mortgage Trust, Ser 2021-ACNT, Class B, 144a, (TSFR1M + 1.364%), 4.989%, 11/15/38(A)	730,973
3,740,000	BX Trust, Ser 2022-LBA6, Class C, 144a, (TSFR1M + 1.600%), 5.225%, 1/15/39(A)	3,738,831
1,100,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	1,093,367

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 18.9% (Continued)
$ 2,500,000	Citigroup Commercial Mortgage Trust, Ser 2017-C4, Class AS, 3.764%, 10/12/50	$ 2,437,156
4,435,000	FS Commercial Mortgage Trust, Ser 2023-4SZN, Class E, 144a, 10.764%, 11/10/39(A)(B)	4,470,265
3,700,000	GS Mortgage Securities Corp Trust, 2025-800D, 7.087%, 11/25/41	3,689,592
4,910,000	GS Mortgage Securities Corp. Trust, Ser 2025-800D, Class A, 144a, (TSFR1M + 2.650%), 6.287%, 11/25/41(A)	4,894,734
1,630,000	GS Mortgage Securities Trust, Ser 2016-GS4, Class AS, 3.645%, 11/10/49(A)(B)	1,621,745
5,750,000	Hilton USA Trust, Ser 2016-HHV, Class B, 144a, 4.333%, 11/5/38(A)(B)	5,738,196
5,515,500	Hilton USA Trust, Ser 2016-HHV, Class C, 144a, 4.333%, 11/5/38(A)(B)	5,500,838
1,866,000	Hilton USA Trust, Ser 2016-HHV, Class D, 144a, 4.333%, 11/5/38(A)(B)	1,859,160
1,825,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	1,815,229
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	815,000
1,715,675	KIND Trust, Ser 2021-KIND, Class A, 144a, (TSFR1M + 1.064%), 4.690%, 8/15/38(A)	1,712,963
4,691,473	KIND Trust, Ser 2021-KIND, Class C, 144a, (TSFR1M + 1.864%), 5.490%, 8/15/38(A)	4,667,466
971,548	MF1 LLC, Ser 2022-FL9, Class A, 144a, (TSFR1M + 2.150%), 5.789%, 6/19/37(A)	972,836
246,425	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	245,687
1,625,000	Morgan Stanley Capital I Trust, Ser 2016-BNK2, Class A4, 3.049%, 11/15/49	1,603,157
4,810,000	Morgan Stanley Capital I Trust, Ser 2017-H1, Class AS, 3.773%, 6/15/50	4,736,190
1,500,000	Morgan Stanley Capital I Trust, Ser 2019-L3, Class C, 3.767%, 11/15/52(A)(B)	1,288,178
3,114,930	SMR Mortgage Trust, Ser 2022-IND, Class A, 144a, (TSFR1M + 1.650%), 5.275%, 2/15/39(A)	3,114,928
3,900,000	SREIT Trust, Ser 2021-MFP2, Class A, 144a, (TSFR1M + 0.936%), 4.561%, 11/15/36(A)	3,898,814
3,864,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	3,859,716
4,805,000	Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Class B, 3.438%, 7/15/48	4,792,267
	Total Commercial Mortgage-Backed Securities	$109,357,297
	Non-Agency Collateralized Mortgage Obligations — 8.2%
4,388,466	Arroyo Mortgage Trust, Ser 2022-1, Class A1A, 144a, 3.495%, 12/25/56(A)(B)	4,260,592
1,494,153	BRAVO Residential Funding Trust, Ser 2023-NQM1, Class A1, 144a, 5.757%, 1/25/63(A)(B)	1,490,723
2,059,336	BRAVO Residential Funding Trust, Ser 2024-NQM5, Class A1, 144a, 5.803%, 6/25/64(A)(B)	2,067,672
516,280	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	510,973
2,505,713	Chase Home Lending Mortgage Trust Series, Ser 2024-1, Class A6A, 144a, 6.000%, 1/25/55(A)(B)	2,505,606
1,335,784	CIM Trust, Ser 2019-R5, Class A1, 144a, 2.680%, 9/25/59(A)(B)	1,318,099
2,201,634	Finance of America HECM Buyout, Ser 2025-HB1, Class A, 144a, 4.500%, 11/25/35(A)(B)	2,177,001
4,810,599	GCAT Trust, Ser 2024-INV3, Class A6, 144a, 5.500%, 9/25/54(A)(B)	4,799,587
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 8.2% (Continued)
$ 2,390,362	GCAT Trust, Ser 2024-NQM1, Class A1, 144a, 6.007%, 1/25/59(A)(B)	$ 2,393,767
231,122	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	228,544
145,939	Mill City Mortgage Loan Trust, Ser 2017-1, Class M2, 144a, 3.250%, 11/25/58(A)(B)	145,022
91,703	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	91,427
500,945	Mill City Mortgage Loan Trust, Ser 2017-3, Class M1, 144a, 3.250%, 1/25/61(A)(B)	496,908
1,784,991	Mill City Mortgage Loan Trust, Ser 2018-2, Class M1, 144a, 3.750%, 5/25/58(A)(B)	1,757,869
1,464,625	Mill City Mortgage Loan Trust, Ser 2018-3, Class A1, 144a, 3.500%, 8/25/58(A)(B)	1,450,550
267,812	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.749%, 6/25/56(A)(B)	265,963
964,276	New Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.129%, 3/25/64(A)(B)	966,951
1,180,715	OBX Trust, Ser 2024-NQM12, Class A1, 144a, 5.475%, 7/25/64(A)(B)	1,181,365
1,071,925	OBX Trust, Ser 2024-NQM2, Class A1, 144a, 5.878%, 12/25/63(A)(B)	1,072,813
1,040,788	OBX Trust, Ser 2024-NQM3, Class A1, 144a, 6.129%, 12/25/63(A)(B)	1,043,526
1,140,532	OBX Trust, Ser 2024-NQM4, Class A1, 144a, 6.067%, 1/25/64(A)(B)	1,144,980
475,138	PRPM LLC, Ser 2024-RCF4, Class A1, 144a, 4.000%, 7/25/54(A)(B)	467,142
1,072,536	PRPM LLC, Ser 2024-RCF5, Class A1, 144a, 4.000%, 8/25/54(A)(B)	1,053,979
1,492,209	PRPM Trust, Ser 2023-NQM1, Class A1, 144a, 6.234%, 1/25/68(A)(B)	1,487,017
12,440	Sequoia Mortgage Trust, Ser 2023-5, Class A10, 144a, 5.424%, 12/25/53(A)(B)	12,397
2,841,866	Sequoia Mortgage Trust, Ser 2024-INV1, Class A6, 144a, 5.500%, 10/25/54(A)(B)	2,839,068
142,081	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.625%, 11/25/60(A)(B)	141,176
171,944	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	171,093
271,960	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	271,039
1,555,190	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	1,538,664
2,509,449	Verus Securitization Trust, Ser 2024-1, Class A1, 144a, 5.712%, 1/25/69(A)(B)	2,509,656
2,105,062	Verus Securitization Trust, Ser 2024-7, Class A1, 144a, 5.095%, 9/25/69(A)(B)	2,098,347
3,395,812	Verus Securitization Trust, Ser 2024-INV2, Class A1, 144a, 5.332%, 8/26/69(A)(B)	3,393,965
	Total Non-Agency Collateralized Mortgage Obligations	$47,353,481
	Commercial Paper — 6.4%
17,000,000	Alexandria Real Estate Equities, Inc., 144a, 4.186%, 7/6/26(C)	16,989,038
20,000,000	Sumitomo Corporation of Americas, 3.872%, 7/2/26(C)	19,995,684
	Total Commercial Paper	$36,984,722
	U.S. Treasury Obligations — 0.8%
4,450,000	U.S. Treasury Note, 3.375%, 2/29/28	4,395,418

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 4.4%
25,563,065	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	$ 25,563,065
	Total Investment Securities—100.4% (Cost $580,799,953)	$579,562,643
	Liabilities in Excess of Other Assets — (0.4%)	(2,147,991)
	Net Assets — 100.0%	$577,414,652
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $386,347,992 or 66.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$231,981,193	$—	$231,981,193
Corporate Bonds	—	123,927,467	—	123,927,467
Commercial Mortgage-Backed Securities	—	109,357,297	—	109,357,297
Non-Agency Collateralized Mortgage Obligations	—	47,353,481	—	47,353,481
Commercial Paper	—	36,984,722	—	36,984,722
U.S. Treasury Obligations	—	4,395,418	—	4,395,418
Short-Term Investment Fund	25,563,065	—	—	25,563,065
Total	$25,563,065	$553,999,578	$—	$579,562,643
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 97.5%
	Information Technology — 33.8%
16,956	Apple, Inc.	$ 4,906,388
3,472	Applied Materials, Inc.	2,510,256
4,192	Broadcom, Inc.	1,583,528
12,363	Microsoft Corp.	4,611,646
23,895	NVIDIA Corp.	4,781,151
8,170	Oracle Corp.	1,197,314
4,264	Salesforce, Inc.	667,998
3,812	Texas Instruments, Inc.	1,136,243
3,615	Workday, Inc. - Class A*	442,548
		21,837,072
	Communication Services — 16.7%
17,351	Alphabet, Inc. - Class C	6,130,629
15,529	Comcast Corp. - Class A	381,237
5,952	Meta Platforms, Inc. - Class A	3,352,702
4,387	Netflix, Inc.*	313,231
6,784	Walt Disney Co. (The)	652,960
		10,830,759
	Financials — 13.4%
37,117	Bank of America Corp.	2,114,927
2,200	Berkshire Hathaway, Inc. - Class B*	1,100,858
4,257	Blackstone, Inc.	500,921
13,442	Charles Schwab Corp. (The)	1,240,293
377	Goldman Sachs Group, Inc. (The)	381,287
2,965	LPL Financial Holdings, Inc.	835,181
538	Markel Group, Inc.*	1,050,719
4,150	Visa, Inc. - Class A	1,423,824
		8,648,010
	Health Care — 10.0%
6,475	Becton Dickinson & Co.	979,862
6,594	BioMarin Pharmaceutical, Inc.*	377,309
11,542	Bristol-Myers Squibb Co.	665,050
1,831	Cencora, Inc.	518,136
1,725	HCA Healthcare, Inc.	672,560
4,850	Johnson & Johnson	1,231,755
13,462	Medtronic PLC	1,053,132
2,281	UnitedHealth Group, Inc.	948,052
		6,445,856
	Consumer Discretionary — 8.0%
7,749	Airbnb, Inc. - Class A*	1,108,882
15,601	Amazon.com, Inc.*	3,718,342
8,145	Las Vegas Sands Corp.	376,218
		5,203,442
	Industrials — 7.3%
5,443	Boeing Co. (The)*	1,178,246
1,510	Deere & Co.	957,838
1,186	Hubbell, Inc.	620,515
35,044	QXO, Inc.*†	605,560
Shares		Market Value
	Common Stocks — 97.5% (Continued)
	Industrials — 7.3% (Continued)
6,672	SS&C Technologies Holdings, Inc.	$ 413,998
4,807	Stanley Black & Decker, Inc.	452,435
6,366	Uber Technologies, Inc.*	459,371
		4,687,963
	Consumer Staples — 4.2%
11,745	Monster Beverage Corp.*	1,128,929
8,816	Philip Morris International, Inc.	1,594,903
		2,723,832
	Energy — 2.2%
10,458	Exxon Mobil Corp.	1,429,818
	Real Estate — 1.3%
2,805	Jones Lang LaSalle, Inc.*	869,410
	Materials — 0.6%
5,051	International Flavors & Fragrances, Inc.	400,140
	Total Common Stocks	$63,076,302
	Short-Term Investment Fund — 3.6%
2,307,971	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω**	2,307,970
	Total Investment Securities—101.1% (Cost $54,878,186)	$65,384,272
	Liabilities in Excess of Other Assets — (1.1%)	(706,341)
	Net Assets — 100.0%	$64,677,931
*	Non-income producing security.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $593,447.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$63,076,302	$—	$—	$63,076,302
Short-Term Investment Fund	2,307,970	—	—	2,307,970
Total	$65,384,272	$—	$—	$65,384,272
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)
	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone International Equity ETF	Touchstone Sands Capital Emerging Markets ex-China Growth ETF	Touchstone Sands Capital US Select Growth ETF
Assets
Investments, at cost	$45,052,120	$348,836,987	$108,068,869	$10,142,571	$76,104,699
Investments, at market value *	$52,761,419	$361,775,316	$110,717,570	$13,402,663	$83,572,524
Cash	—	—	—	—	—
Cash deposits held at prime broker (A)	—	—	—	—	—
Foreign currency †	—	60,351	3	174,810	—
Dividends and interest receivable	57,278	719,068	105,914	23,655	14,651
Receivable for capital shares sold	—	227	—	—	—
Receivable for investments sold	—	—	—	267,307	—
Receivable for securities lending income	—	4,684	297	—	—
Receivable from Investment Adviser	—	—	—	8,238	—
Tax reclaim receivable	—	158,899	141,350	—	—
Other assets	3,313	81	13,462	—	13,591
Total Assets	52,822,010	362,718,626	110,978,596	13,876,673	83,600,766

Liabilities
Payable for return of collateral for securities on loan	—	1,884,716	—	—	—
Deferred foreign capital gains tax	—	—	—	44,686	—
Payable for investments purchased	—	—	—	325,522	—
Payable to Investment Adviser	2,180	128,603	7,496	—	28,354
Payable to other affiliates	6,619	38,579	12,606	2,360	11,312
Payable to Trustees	24,138	24,138	24,146	24,144	24,136
Payable for professional services	15,476	15,747	16,292	13,155	17,101
Payable for reports to shareholders	3,885	—	—	3,517	—
Payable for transfer agent services	58,995	80,094	27,829	32,190	33,885
Payable for variation margin on futures contracts	—	—	—	—	—
Other accrued expenses and liabilities	1,524	23,442	94	2,419	5,403
Total Liabilities	112,817	2,195,319	88,463	447,993	120,191
Net Assets	$52,709,193	$360,523,307	$110,890,133	$13,428,680	$83,480,575
Net assets consist of:
Paid-in capital	45,470,503	334,828,268	106,879,525	9,361,027	73,081,347
Distributable earnings (deficit)	7,238,690	25,695,039	4,010,608	4,067,653	10,399,228
Net Assets	$52,709,193	$360,523,307	$110,890,133	$13,428,680	$83,480,575
Pricing of shares outstanding
Net assets applicable to shares outstanding	$52,709,193	$360,523,307	$110,890,133	$13,428,680	$83,480,575
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,375,000	8,097,998	4,125,000	350,000	2,825,000
Net asset value, offering price and redemption price per share	$38.33	$44.52	$26.88	$38.37	$29.55
*Includes market value of securities on loan of:	$—	$1,778,729	$—	$—	$—
†Cost of foreign currency:	$—	$60,421	$3	$175,038	$—
(A)	Represents segregated cash for futures contracts.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Securitized Income ETF	Touchstone Strategic Income ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF

$163,805,139	$268,586,032	$580,799,953	$54,878,186
$162,995,977	$270,071,397	$579,562,643	$65,384,272
—	984,891	86,152	—
—	486,746	—	—
—	—	—	—
992,108	2,980,133	2,793,042	38,726
—	—	3,790,795	—
—	6,600,421	—	—
—	1,449	—	—
—	—	—	—
—	—	—	—
16	139	26,981	1,821
163,988,101	281,125,176	586,259,613	65,424,819

—	2,374,111	—	626,760
—	—	—	—
4,587,217	11,120,694	8,641,190	—
15,357	58,122	34,754	9,190
17,585	29,048	59,331	7,910
24,138	24,138	24,138	24,138
21,899	21,423	24,116	15,717
2,687	2,097	—	3,642
58,995	58,995	58,995	58,995
—	72,000	—	—
1,974	2,888	2,437	536
4,729,852	13,763,516	8,844,961	746,888
$159,258,249	$267,361,660	$577,414,652	$64,677,931

159,894,938	266,593,299	578,421,037	53,225,825
(636,689)	768,361	(1,006,385)	11,452,106
$159,258,249	$267,361,660	$577,414,652	$64,677,931

$159,258,249	$267,361,660	$577,414,652	$64,677,931
6,200,000	10,425,000	22,854,000	1,500,000
$25.69	$25.65	$25.27	$43.12
$—	$2,265,867	$—	$593,447
$—	$—	$—	$—

Statements of Operations For the Six Months Ended June 30, 2026 (Unaudited)
	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone International Equity ETF	Touchstone Sands Capital Emerging Markets ex-China Growth ETF	Touchstone Sands Capital US Select Growth ETF
Investment Income
Dividends*	$525,123	$3,675,501	$1,501,267	$67,593	$215,500
Interest**	—	—	—	—	—
Income from securities loaned	—	10,313	2,973	2	33
Total Investment Income	525,123	3,685,814	1,504,240	67,595	215,533
Expenses
Investment advisory fees	119,009	532,992	326,226	40,474	365,141
Administration fees	28,451	127,340	68,651	7,192	73,902
Compliance fees and expenses	1,947	1,946	1,947	1,948	1,947
Custody fees	626	9,125	2,322	2,703	2,141
Professional fees	15,461	26,593	20,117	21,550	16,950
Transfer Agent fees	27,109	36,541	20,683	24,790	27,042
Registration fees	—	—	—	—	—
Reports to Shareholders	4,994	7,279	5,167	4,656	6,266
Trustee fees	16,343	16,343	16,343	16,343	16,343
Other expenses	14,198	16,330	13,714	15,498	11,819
Total Expenses	228,138	774,489	475,170	135,154	521,551
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(122,113)	(145,503)	(282,046)	(91,945)	(145,177)
Net Expenses	106,025	628,986	193,124	43,209	376,374
Net Investment Income (Loss)	419,098	3,056,828	1,311,116	24,386	(160,841)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments(B)(C)	896,863	15,159,931	433,879	869,296	8,381,493
Net realized losses on futures contracts	—	—	—	—	—
Net realized losses on foreign currency transactions	—	(150,765)	(29,063)	(7,426)	—
Net change in unrealized appreciation (depreciation) on investments†	2,820,557	(1,784,066)	1,579,465	2,107,101	(2,787,655)
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	(5,170)	(4,091)	(55)	—
Net Realized and Unrealized Gains (Losses) on Investments	3,717,420	13,219,930	1,980,190	2,968,916	5,593,838
Change in Net Assets Resulting from Operations	$4,136,518	$16,276,758	$3,291,306	$2,993,302	$5,432,997
*Net of foreign tax withholding of:	$—	$513,017	$166,015	$11,215	$—
**Net of foreign tax withholding of:	$—	$—	$—	$—	$—
†Includes decrease in deferred foreign capital gain tax of:	$—	$—	$—	$27,142	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $55 for the Sands Capital Emerging Markets ex-China Growth ETF.
(C)	Net realized gains on investments includes realized gains of $1,046,000, $17,391,713, $1,351,359, $383,811, $11,959,441 and $1,884,015 for the Dividend Select ETF, Dynamic International ETF, International Equity ETF, Sands Capital Emerging Markets ex-China Growth ETF, Sands Capital US Select Growth ETF and the US Large Cap Focused ETF, respectively, for redemptions-in-kind activity, which will not be recognized by the Funds for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Securitized Income ETF	Touchstone Strategic Income ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF

$174,054	$127,550	$196,894	$307,777
4,603,573	6,757,848	9,743,325	—
210	6,990	—	22
4,777,837	6,892,388	9,940,219	307,799

233,404	669,163	371,559	200,920
90,289	160,190	271,967	37,744
1,947	1,947	1,947	1,947
15,759	17,279	3,407	561
22,254	25,490	28,372	15,766
27,109	27,108	27,108	27,109
58	43	26	1
5,292	6,286	8,634	5,227
16,343	16,343	16,343	16,343
16,327	18,394	16,277	12,320
428,782	942,243	745,640	317,938
(161,057)	(345,481)	(228,606)	(160,073)
267,725	596,762	517,034	157,865
4,510,112	6,295,626	9,423,185	149,934

449,095	720,600	19,432	1,596,264
—	(852,269)	—	—
—	—	—	—
(2,456,213)	(2,282,686)	(1,692,280)	(737,158)
—	(35,318)	—	—
—	—	—	—
(2,007,118)	(2,449,673)	(1,672,848)	859,106
$2,502,994	$3,845,953	$7,750,337	$1,009,040
$—	$—	$—	$—
$—	$917	$—	$—
$—	$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Dividend Select ETF		Touchstone Dynamic International ETF		Touchstone International Equity ETF
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025(A)
From Operations
Net investment income (loss)	$419,098	$754,189	$3,056,828	$1,302,261	$1,311,116	$633,380
Net realized gains (losses) on investments and foreign currency transactions	896,863	2,002,365	15,009,166	7,487,349	404,816	871,411
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,820,557	2,599,613	(1,789,236)	12,357,334	1,575,374	1,070,114
Change in Net Assets from Operations	4,136,518	5,356,167	16,276,758	21,146,944	3,291,306	2,574,905

Distributions to Shareholders:
Distributed earnings	(408,947)	(742,563)	—	(1,450,174)	—	(617,148)
Total Distributions	(408,947)	(742,563)	—	(1,450,174)	—	(617,148)

Share Transactions
Proceeds from Shares issued	14,837,364	5,869,365	339,029,743	40,359,712	9,948,482	110,222,141
Cost of Shares redeemed	(3,631,228)	(6,636,415)	(69,640,801)	(34,628,305)	(5,399,579)	(9,129,974)
Change in Net Assets from Share Transactions	11,206,136	(767,050)	269,388,942	5,731,407	4,548,903	101,092,167

Total Increase (Decrease) in Net Assets	14,933,707	3,846,554	285,665,700	25,428,177	7,840,209	103,049,924

Net Assets
Beginning of period	37,775,486	33,928,932	74,857,607	49,429,430	103,049,924	—
End of period	$52,709,193	$37,775,486	$360,523,307	$74,857,607	$110,890,133	$103,049,924

Share Transactions
Shares issued	400,000	175,000	7,750,000	1,150,000	400,000	4,300,000
Shares redeemed	(100,000)	(200,000)	(1,586,857)	(1,000,000)	(225,000)	(350,000)
Change in Shares Outstanding	300,000	(25,000)	6,163,143	150,000	175,000	3,950,000
(A)	Represents the period from commencement of operations (March 3, 2025) through December 31, 2025.
(B)	Represents the period from commencement of operations (February 24, 2025) through December 31, 2025.
(C)	Represents the period from commencement of operations (January 2, 2025) through December 31, 2025.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Sands Capital Emerging Markets ex-China Growth ETF		Touchstone Sands Capital US Select Growth ETF		Touchstone Securitized Income ETF
For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025(B)	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025(C)	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025

$24,386	$31,237	$(160,841)	$(214,600)	$4,510,112	$7,139,387
861,870	449,906	8,381,493	(2,636,396)	449,095	202,216
2,107,046	1,108,299	(2,787,655)	10,255,480	(2,456,213)	863,655
2,993,302	1,589,442	5,432,997	7,404,484	2,502,994	8,205,258

—	(96,555)	—	—	(4,786,735)	(7,379,021)
—	(96,555)	—	—	(4,786,735)	(7,379,021)

5,585,578	11,624,118	22,859,383	113,410,794	38,836,326	14,389,504
(4,041,560)	(4,225,645)	(53,901,317)	(11,725,766)	—	(1,317,025)
1,544,018	7,398,473	(31,041,934)	101,685,028	38,836,326	13,072,479

4,537,320	8,891,360	(25,608,937)	109,089,512	36,552,585	13,898,716

8,891,360	—	109,089,512	—	122,705,664	108,806,948
$13,428,680	$8,891,360	$83,480,575	$109,089,512	$159,258,249	$122,705,664

175,000	450,000	850,000	4,300,000	1,500,000	550,000
(125,000)	(150,000)	(1,875,000)	(450,000)	—	(50,000)
50,000	300,000	(1,025,000)	3,850,000	1,500,000	500,000

Statements of Changes in Net Assets (Continued)
	Touchstone Strategic Income ETF		Touchstone Ultra Short Income ETF		Touchstone US Large Cap Focused ETF
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
From Operations
Net investment income	$6,295,626	$10,538,601	$9,423,185	$9,171,425	$149,934	$300,434
Net realized gains (losses) on investments, futures contracts and swap agreements	(131,669)	3,784,653	19,432	47,773	1,596,264	1,152,294
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(2,318,004)	3,553,892	(1,692,280)	(120,605)	(737,158)	6,183,129
Change in Net Assets from Operations	3,845,953	17,877,146	7,750,337	9,098,593	1,009,040	7,635,857

Distributions to Shareholders:
Distributed earnings	(6,104,905)	(14,287,615)	(9,213,947)	(9,265,003)	—	(300,183)
Total Distributions	(6,104,905)	(14,287,615)	(9,213,947)	(9,265,003)	—	(300,183)

Share Transactions
Proceeds from Shares issued	40,691,476	50,671,156	286,400,693	219,264,430	13,044,654	12,224,016
Cost of Shares redeemed	—	—	(5,068,839)	(21,512,245)	(4,272,276)	(4,579,975)
Change in Net Assets from Share Transactions	40,691,476	50,671,156	281,331,854	197,752,185	8,772,378	7,644,041

Total Increase (Decrease) in Net Assets	38,432,524	54,260,687	279,868,244	197,585,775	9,781,418	14,979,715

Net Assets
Beginning of period	228,929,136	174,668,449	297,546,408	99,960,633	54,896,513	39,916,798
End of period	$267,361,660	$228,929,136	$577,414,652	$297,546,408	$64,677,931	$54,896,513

Share Transactions
Shares issued	1,575,000	1,950,000	11,300,000	8,650,000	300,000	325,000
Shares redeemed	—	—	(200,000)	(850,000)	(100,000)	(125,000)
Change in Shares Outstanding	1,575,000	1,950,000	11,100,000	7,800,000	200,000	200,000
See accompanying Notes to Financial Statements.

Financial Highlights
Touchstone Dividend Select ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.18	$0.31	$0.49	$(0.18)	$(0.18)	$25.31	1.94%(2)	$26,570	0.67%(3)	1.41%(3)	2.11%(3)	28%(2)(4)
12/31/23	25.31	0.58	2.91	3.49	(0.58)	(0.58)	28.22	14.01	31,040	0.67	1.21	2.22	16(4)
12/31/24	28.22	0.64	2.62	3.26	(0.64)	(0.64)	30.84	11.59	33,929	0.64	1.16	2.11	13(4)
12/31/25	30.84	0.69	4.29	4.98	(0.68)	(0.68)	35.14	16.27	37,775	0.49	1.14	2.09	17(4)
06/30/26(5)	35.14	0.35	3.17	3.52	(0.33)	(0.33)	38.33	10.09(2)	52,709	0.49(3)	1.05(3)	1.94(3)	7(2)(4)
(1)	Represents the period from commencement of operations (August 2, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
Touchstone Dynamic International ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/21(1)	$29.55	$0.46	$1.14	$1.60	$(0.82)	$ (0.93)	$(1.75)	$29.40	5.39%	$5,061	0.24%	0.87%	1.51%	20%
12/31/22(1)	29.40	0.44	(5.23)	(4.79)	(0.71)	(0.62)	(1.33)	23.28	(16.34)	2,987	0.24	0.99	1.75	60
12/31/23(1)(2)	23.28	0.31	3.65	3.96	(0.40)	—	(0.40)	26.84	17.21	53,272	0.40	1.50	2.06	125
12/31/24	26.84	0.65(3)	1.13	1.78	(0.93)	—	(0.93)	27.69	6.60	49,429	0.65	1.19	2.25	77(4)
12/31/25	27.69	0.73(3)	11.02	11.75	(0.75)	—	(0.75)	38.69	42.43	74,858	0.65	1.04	2.16	67(4)
06/30/26(5)	38.69	0.67(3)	5.16	5.83	—	—	—	44.52	15.07(6)	360,523	0.65(7)	0.80(7)	3.15(7)	35(4)(6)
(1)	On December 1, 2023, the Predecessor Fund effected a 0.4524:1 reverse share split. All per share data has been adjusted to reflect the reverse share split.
(2)	Effective December 8, 2023, Class Y shares of the Dynamic Allocation Fund were reorganized into shares of the Fund.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
Touchstone International Equity ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/25(1)	$25.00	$0.29(2)	$0.96	$1.25	$(0.16)	$(0.16)	$26.09	4.98%(3)	$103,050	0.37%(4)	1.01%(4)	1.33%(4)	13%(3)(5)
06/30/26(6)	26.09	0.32(2)	0.47	0.79	—	—	26.88	3.04(3)	110,890	0.37(4)	0.91(4)	2.51(4)	7(3)(5)
(1)	Represents the period from commencement of operations (March 3, 2025) through December 31, 2025.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(6)	Unaudited.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/25(1)	$25.00	$0.10	$4.86	$4.96	$(0.32)	$(0.32)	$29.64	19.85%(2)	$8,891	0.79%(3)	2.71%(3)	0.46%(3)	26%(2)(4)
06/30/26(5)	29.64	0.07(6)	8.66	8.73	—	—	38.37	29.50(2)	13,429	0.79(3)	2.47(3)	0.45(3)	13(2)(4)
(1)	Represents the period from commencement of operations (February 24, 2025) through December 31, 2025.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
(6)	The net investment income (loss) per share was based on average shares outstanding for the period.
Touchstone Sands Capital US Select Growth ETF
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/25(1)	$25.00	$(0.06)	$3.39	$3.33	$28.33	13.32%(2)	$109,090	0.67%(3)	0.96%(3)	(0.33)%(3)	109%(2)(4)
06/30/26(5)	28.33	(0.04)(6)	1.26	1.22	29.55	4.31(2)	83,481	0.67(3)	0.93(3)	(0.29)(3)	29(2)(4)
(1)	Represents the period from commencement of operations (January 2, 2025) through December 31, 2025.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
(6)	The net investment income (loss) per share was based on average shares outstanding for the period.
Touchstone Securitized Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/23(1)	$25.00	$0.73	$0.58	$1.31	$(0.73)	$ —	$(0.73)	$25.58	5.37%(2)	$24,303	0.39%(3)	1.27%(3)	6.45%(3)	11%(2)
12/31/24	25.58	1.53(4)	0.31	1.84	(1.46)	(0.05)	(1.51)	25.91	7.33	108,807	0.39	0.71	5.89	36
12/31/25	25.91	1.65(4)	0.24	1.89	(1.63)	(0.06)	(1.69)	26.11	7.49	122,706	0.39	0.68	6.30	45
06/30/26(5)	26.11	0.84(4)	(0.38)	0.46	(0.88)	—	(0.88)	25.69	1.80(2)	159,258	0.39(3)	0.62(3)	6.57(3)	17(2)
(1)	Represents the period from commencement of operations (July 17, 2023) through December 31, 2023.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.48	$(0.50)	$(0.02)	$(0.49)	$ —	$(0.49)	$24.49	(0.03)%(2)	$99,200	0.65%(3)	0.89%(3)	4.51%(3)	47%(2)
12/31/23	24.49	1.30	0.64	1.94	(1.27)	—	(1.27)	25.16	8.14	102,522	0.65	0.87	5.27	120
12/31/24	25.16	1.25(4)	0.25	1.50	(1.20)	(0.15)	(1.35)	25.31	6.09	174,668	0.61	0.87	4.91	107
12/31/25	25.31	1.35(4)	0.97	2.32	(1.32)	(0.44)	(1.76)	25.87	9.34	228,929	0.49	0.81	5.22	208
06/30/26(5)	25.87	0.66(4)	(0.25)	0.41	(0.63)	—	(0.63)	25.65	1.59(2)	267,362	0.49(3)	0.77(3)	5.17(3)	89(2)
(1)	Represents the period from commencement of operations (July 21, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
Touchstone Ultra Short Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.35	$(0.14)	$0.21	$(0.34)	$ —	$(0.34)	$24.87	0.87%(2)	$51,080	0.34%(3)	0.75%(3)	3.65%(3)	16%(2)
12/31/23	24.87	1.31	0.26	1.57	(1.36)	—	(1.36)	25.08	6.47	60,297	0.31	0.66	5.28	87
12/31/24	25.08	1.37(4)	0.22	1.59	(1.34)	(0.05)	(1.39)	25.28	6.50	99,961	0.25	0.52	5.41	85
12/31/25	25.28	1.27(4)	(0.01)	1.26	(1.22)	(0.01)	(1.23)	25.31	5.09	297,546	0.25	0.43	5.02	101
06/30/26(5)	25.31	0.57(4)	(0.08)	0.49	(0.53)	—	(0.53)	25.27	1.92(2)	577,415	0.25(3)	0.36(3)	4.56(3)	33(2)
(1)	Represents the period from commencement of operations (August 4, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
Touchstone US Large Cap Focused ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.06	$(0.86)	$(0.80)	$(0.06)	$(0.06)	$24.14	(3.25)%(2)	$24,739	0.69%(3)	1.54%(3)	0.66%(3)	3%(2)(4)
12/31/23	24.14	0.21	6.09	6.30	(0.21)	(0.21)	30.23	26.17	31,742	0.69	1.23	0.79	3(4)
12/31/24	30.23	0.23	6.06	6.29	(0.23)	(0.23)	36.29	20.80	39,917	0.66	1.28	0.69	7(4)
12/31/25	36.29	0.23	5.94	6.17	(0.23)	(0.23)	42.23	17.00	54,897	0.55	1.17	0.62	8(4)
06/30/26(5)	42.23	0.10	0.79	0.89	—	—	43.12	2.11(2)	64,678	0.55(3)	1.11(3)	0.52(3)	6(2)(4)
(1)	Represents the period from commencement of operations (July 27, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2026 (Unaudited)
1. Organization
The Touchstone ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated February 1, 2022. The Trust consists of ten funds including the following nine funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Dividend Select ETF ("Dividend Select ETF”)
Touchstone Dynamic International ETF ("Dynamic International ETF”)
Touchstone International Equity ETF ("International Equity ETF”)
Touchstone Sands Capital Emerging Markets ex-China Growth ETF ("Sands Capital Emerging Markets ex-China Growth ETF”)
Touchstone Sands Capital US Select Growth ETF ("Sands Capital US Select Growth ETF”)
Touchstone Securitized Income ETF ("Securitized Income ETF”)
Touchstone Strategic Income ETF ("Strategic Income ETF”)
Touchstone Ultra Short Income ETF ("Ultra Short Income ETF”)
Touchstone US Large Cap Focused ETF ("US Large Cap Focused ETF”)
Each Fund is diversified, with the exception of the Sands Capital Emerging Markets ex-China Growth ETF, Sands Capital US Select Growth ETF and US Large Cap Focused ETF, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are actively managed exchange-traded funds (“ETFs”). Shares of Dividend Select ETF (ticker: DVND), International Equity ETF (ticker: TLCI), Securitized Income ETF (ticker: TSEC), and Strategic Income ETF (ticker: SIO) are listed for trading on NYSE Arca, Inc., shares of the Dynamic International ETF (ticker: TDI) and Sands Capital US Select Growth ETF (ticker: TSEL) are listed for trading on The Nasdaq Stock Market LLC and shares of Sands Capital Emerging Markets ex-China Growth ETF (ticker: TEMX), Ultra Short Income ETF (ticker: TUSI) and the US Large Cap Focused ETF (ticker: LCF) are listed for trading on Cboe BZX Exchange, Inc. The market price for a share of each Fund may be different from a Fund's most recent net asset value (“NAV”) per share. ETFs are funds that trade like other publicly traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has entered into an “Authorized Participant Agreement” with the Funds' distributor and the transfer agent to purchase aggregations of a specific number of shares (“Creation Units”) through a dealer that has entered into such an agreement (“Authorized Participants”). Also, unlike shares of a mutual fund, shares of the Funds are listed on an exchange and trade in the secondary market at market prices that change throughout the day.
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2026, for each Fund’s investments, is included in each Fund's Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2026.

Notes to Financial Statements (Unaudited) (Continued)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Securitized Income ETF, Strategic Income ETF and Ultra Short Income ETF may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other

Notes to Financial Statements (Unaudited) (Continued)
investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts — The Strategic Income ETF may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Securitized Income ETF and Strategic Income ETF may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

Notes to Financial Statements (Unaudited) (Continued)
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Securitized Income ETF and Strategic Income ETF may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do  not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2026, the Funds did not hold any assets and liabilities that were subject to a MNA.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the fair value of the Strategic Income ETF’s derivative financial instruments by primary risk exposure as of June 30, 2026:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Strategic Income ETF	Futures Contracts - Interest Rate Contracts(1)	$10,753	$46,071
(1)	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Strategic Income ETF’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2026:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income ETF	Futures - Interest Rate Contracts(1)	$(852,269)	$(35,318)
(1)	Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
For the six months ended June 30, 2026, the average quarterly balances of outstanding derivative financial instruments for the Strategic Income ETF was as follows:
Strategic Income ETF
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	$18,777,529
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Income ETF. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2026, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Dynamic International ETF	Common Stocks	$1,778,729	$1,884,716	$105,987
Strategic Income ETF	Corporate Bonds	2,265,867	2,374,111	108,244
US Large Cap Focused ETF	Common Stocks	593,447	626,760	33,313
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Notes to Financial Statements (Unaudited) (Continued)
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by the number of outstanding shares.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Dynamic International ETF, International Equity ETF, Sands Capital Emerging Markets ex-China Growth ETF, Sands Capital US Select Growth ETF and US Large Cap Focused ETF declare and distribute their income, if any, annually, as a dividend to shareholders. The Dividend Select ETF declares and distributes its income, if any, quarterly, as a dividend to shareholders. The Securitized Income ETF, Strategic Income ETF and the Ultra Short Income ETF declare and distribute their income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment

Notes to Financial Statements (Unaudited) (Continued)
expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
3. Investment Transactions
Investment transactions (excluding short-term investments) were as follows for the six months ended June 30, 2026:
	Dividend Select ETF	Dynamic International ETF	International Equity ETF	Sands Capital Emerging Markets ex-China Growth ETF
Purchases of investment securities	$3,080,388	$157,223,408	$7,368,256	$3,572,485
Proceeds from sales and maturities	2,809,274	67,501,541	8,341,553	1,397,119
Purchases of U.S. Government Securities	—	—	—	—
Proceeds from U.S. Government Securities	—	—	—	—
Subscriptions-in-kind(1)	14,281,473	240,007,515	9,773,852	520,966
Redemptions-in-Kind(2)	3,430,649	66,168,179	5,226,831	945,003
	Sands Capital US Select Growth ETF	Securitized Income ETF	Strategic Income ETF	Ultra Short Income ETF	US Large Cap Focused ETF
Purchases of investment securities	$32,434,344	$49,533,365	$67,445,421	$361,029,131	$3,721,688
Proceeds from sales and maturities	31,065,664	22,038,536	51,294,158	107,300,050	3,497,474
Purchases of U.S. Government Securities	—	7,311,622	182,861,292	4,404,805	—
Proceeds from U.S. Government Securities	—	104,102	162,863,879	—	—
Subscriptions-in-kind(1)	21,812,863	—	—	—	12,732,537
Redemptions-in-Kind(2)	51,510,045	—	—	—	4,187,355
(1)	Subscriptions-in-kind are excluded from purchases of investment securities.
(2)	Redemptions-in-kind are excluded from proceeds from sales and maturities.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator, custodian and transfer agent to the Funds. Such officers receive no compensation from the Trust. The Adviser is a wholly-owned subsidiary of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $147,087 for the Funds’ Board for the six months ended June 30, 2026.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Dividend Select ETF	0.55% on the first $1 billion
0.50% on assets over $1 billion
Dynamic International ETF	0.55% on the first $500 million
0.50% on assets over $500 million
International Equity ETF	0.625% on the first $500 million
0.60% on assets over $500 million
Sands Capital Emerging Markets ex-China Growth ETF	0.74% on the first $200 million
0.71% on the next $1.3 billion
0.69% on assets over $1.5 billion

Notes to Financial Statements (Unaudited) (Continued)
Sands Capital US Select Growth ETF	0.65% on the first $1 billion
0.60% on the next $1 billion
0.55% on the next $2 billion
0.52% on assets over $4 billion
Securitized Income ETF	0.34% on the first $500 million
0.30% on assets over $500 million
Strategic Income ETF	0.55% on the first $250 million
0.50% on the next $250 million
0.45% on assets over $500 million
Ultra Short Income ETF	0.18% on the first $500 million
0.16% on assets over $500 million
US Large Cap Focused ETF	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on assets over $2 billion
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Fort Washington Investment Advisors, Inc.*	London Company of Virginia, LLC d/b/a The London Company
Dividend Select ETF	International Equity ETF
Securitized Income ETF	Los Angeles Capital Management LLC
Strategic Income ETF	Dynamic International ETF
Ultra Short Income ETF	Sands Capital Management, LLC
US Large Cap Focused ETF	Sands Capital Emerging Markets ex-China Growth ETF
Sands Capital US Select Growth ETF
*Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
		Termination Date
Dividend Select ETF	0.49%	April 29, 2027
Dynamic International ETF	0.65%	April 29, 2027
International Equity ETF	0.37%	April 29, 2027
Sands Capital Emerging Markets ex-China Growth ETF	0.79%	April 29, 2027
Sands Capital US Select Growth ETF	0.67%	April 29, 2027
Securitized Income ETF	0.39%	April 29, 2027
Strategic Income ETF	0.49%	April 29, 2027
Ultra Short Income ETF	0.25%	April 29, 2027
US Large Cap Focused ETF	0.55%	April 29, 2027
The Expense Limitation Agreement can be terminated with respect to each Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds' shareholders.
During the six months ended June 30, 2026, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Dividend Select ETF	$13,611	$28,451	$80,051	$122,113
Dynamic International ETF	—	101,683	43,820	145,503

Notes to Financial Statements (Unaudited) (Continued)
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
International Equity ETF	$135,425	$68,651	$77,970	$282,046
Sands Capital Emerging Markets ex-China Growth ETF	—	7,192	84,753	91,945
Sands Capital US Select Growth ETF	—	73,902	71,275	145,177
Securitized Income ETF	—	90,289	70,768	161,057
Strategic Income ETF	89,680	160,190	95,611	345,481
Ultra Short Income ETF	—	192,864	35,742	228,606
US Large Cap Focused ETF	43,617	37,744	78,712	160,073
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed, subject to certain limitations, for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of June 30, 2026, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2026	Expires on or before December 31, 2027	Expires on or before December 31, 2028	Expires on or before December 31, 2029	Total
Dividend Select ETF	$95,592	$175,860	$232,982	$122,113	$626,547
Dynamic International ETF	14,033	293,104	237,249	145,503	689,889
International Equity ETF	—	—	302,575	282,046	584,621
Sands Capital Emerging Markets ex-China Growth ETF	—	—	131,360	91,945	223,305
Sands Capital US Select Growth ETF	—	—	190,070	145,177	335,247
Securitized Income ETF	91,018	251,272	325,045	161,057	828,392
Strategic Income ETF	118,940	308,710	636,641	345,481	1,409,772
Ultra Short Income ETF	111,838	217,127	322,158	228,606	879,729
US Large Cap Focused ETF	82,967	225,651	299,524	160,073	768,215
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2026.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon provides the Trust with transfer agency services, which include Creation Unit order processing. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

Notes to Financial Statements (Unaudited) (Continued)
CUSTODIAN AGREEMENT
As custodian, BNY Mellon is responsible for custody of each Fund’s assets.
SECURITIES LENDING AGREEMENT
As securities lending agent, BNY Mellon administers the securities lending program for the Funds. BNY Mellon lends certain securities, which are held in custody accounts maintained with BNY Mellon, to borrowers that have been approved by the Funds.
PLANS OF DISTRIBUTION
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The plan allows each Fund to pay distribution fees up to a maximum of 0.25% of average daily net assets. No such fee is currently incurred and paid by the Funds. The Funds will not incur and pay distribution fees until such time as approved by the Fund's Board.
DISTRIBUTOR
Foreside Fund Services, LLC (the “Distributor”) serves as the principal distributor of the Fund’s shares. The Adviser has agreed to compensate the Distributor for distribution-related services.
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended June 30, 2026, the Funds did not engage in any Rule 17a-7 transactions.
5. Fund Share Transactions
Shares of each Fund are issued and redeemed only in Creation Units. Investors may acquire shares and shareholders may tender their shares for redemption only in Creation Units. The number of shares of a Fund that constitute a Creation Unit is as follows: 25,000 for the Dividend Select ETF, International Equity ETF, Sands Capital Emerging Markets ex-China Growth ETF, Sands Capital US Select Growth ETF, Strategic Income ETF and US Large Cap Focused ETF and 50,000 for the Dynamic International ETF, Securitized Income ETF and Ultra Short Income ETF. Each Fund generally offers and issues shares either in exchange for (i) a basket of securities designated by the Fund (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.
6. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2026, the Funds did not utilize Interfund Lending.
7. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions paid for the year ended December 31, 2025 and December 31, 2024 were as follows:
	Dividend Select ETF		Dynamic International ETF		International Equity ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2025
From ordinary income	$742,563	$707,574	$1,450,174	$1,667,858	$617,148
From long-term capital gains	—	—	—	—	—
Total distributions	$742,563	$707,574	$1,450,174	$1,667,858	$617,148
	Sands Capital Emerging Markets ex-China Growth ETF	Sands Capital US Select Growth ETF	Securitized Income ETF
	Period Ended December 31, 2025	Period Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$96,555	$—	$7,201,172	$4,625,010
From long-term capital gains	—	—	177,849	178,778
Total distributions	$96,555	$—	$7,379,021	$4,803,788
	Strategic Income ETF		Ultra Short Income ETF		US Large Cap Focused ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$13,481,920	$6,435,061	$9,168,753	$4,458,057	$300,183	$250,470
From long-term capital gains	805,695	341,814	96,250	38,501	—	—
Total distributions	$14,287,615	$6,776,875	$9,265,003	$4,496,558	$300,183	$250,470
The following information is computed on a tax basis for each item as of December 31, 2025:
	Dividend Select ETF	Dynamic International ETF	International Equity ETF
Tax cost of portfolio investments	$32,998,938	$60,455,333	$101,705,862
Gross unrealized appreciation on investments	6,514,762	16,177,939	6,985,201
Gross unrealized depreciation on investments	(1,697,524)	(1,681,183)	(5,915,964)
Net unrealized appreciation (depreciation) on investments	4,817,238	14,496,756	1,069,237
Gross unrealized appreciation on foreign currency transactions	—	4,254	878
Net unrealized appreciation (depreciation) on foreign currency transactions	—	4,254	878
Capital loss carryforwards	(1,313,031)	(5,082,729)	(340,241)
Qualified late year losses	—	—	(10,572)
Undistributed ordinary income	6,912	—	—
Accumulated earnings (deficit)	$3,511,119	$9,418,281	$719,302
	Sands Capital Emerging Markets ex-China Growth ETF	Sands Capital US Select Growth ETF	Securitized Income ETF
Tax cost of portfolio investments	$7,882,475	$99,102,352	$120,379,041
Gross unrealized appreciation on investments	1,506,835	12,790,419	2,789,940
Gross unrealized depreciation on investments	(379,494)	(2,696,222)	(1,142,888)
Net unrealized appreciation (depreciation) on investments	1,127,341	10,094,197	1,647,052
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	(71,834)	—	—
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	(71,834)	—	—
Capital loss carryforwards	—	(5,127,966)	—
Undistributed ordinary income	18,844	—	—
Accumulated earnings (deficit)	$1,074,351	$4,966,231	$1,647,052

Notes to Financial Statements (Unaudited) (Continued)
	Strategic Income ETF	Ultra Short Income ETF	US Large Cap Focused ETF
Tax cost of portfolio investments	$225,268,422	$297,651,310	$43,768,039
Gross unrealized appreciation on investments	5,478,582	729,284	12,481,330
Gross unrealized depreciation on investments	(2,096,588)	(274,940)	(1,285,163)
Net unrealized appreciation (depreciation) on investments	3,381,994	454,344	11,196,167
Capital loss carryforwards	—	—	(754,007)
Qualified late year losses	(111,084)	—	—
Undistributed ordinary income	128,696	59	906
Undistributed capital gains	—	2,822	—
Other temporary differences	(372,293)	—	—
Accumulated earnings (deficit)	$3,027,313	$457,225	$10,443,066
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, Real Estate Investment Trust adjustments, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of December 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Dividend Select ETF	$ 388,413	$ 924,618	$ 1,313,031
Dynamic International ETF	3,651,903	1,430,826	5,082,729
International Equity ETF	340,241	—	340,241
Sands Capital US Select Growth ETF	5,127,966	—	5,127,966
US Large Cap Focused ETF	351,075	402,932	754,007
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of June 30, 2026, the Trust had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(1)	Gross Unrealized Depreciation on Other(1)	Net Unrealized Appreciation (Depreciation)
Dividend Select ETF	$45,052,120	$9,277,958	$(1,568,659)	$—	$—	$7,709,299
Dynamic International ETF	348,836,987	31,548,168	(18,609,839)	1,207	(2,123)	12,937,413
International Equity ETF	108,068,869	13,837,304	(11,188,603)	—	(3,213)	2,645,488
Sands Capital Emerging Markets ex-China Growth ETF	10,142,571	4,057,568	(797,476)	167	(44,913)	3,215,346
Sands Capital US Select Growth ETF	76,104,699	12,176,507	(4,708,682)	—	—	7,467,825
Securitized Income ETF	163,805,139	2,175,641	(2,984,803)	—	—	(809,162)
Strategic Income ETF	268,586,032	4,064,887	(2,579,522)	10,753	(46,071)	1,450,047
Ultra Short Income ETF	580,799,953	419,698	(1,657,008)	—	—	(1,237,310)
US Large Cap Focused ETF	54,878,186	12,623,714	(2,117,628)	—	—	10,506,086
(1)	Other includes Derivatives and Foreign Currency Transactions.
8. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations

Notes to Financial Statements (Unaudited) (Continued)
and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
9. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic resulted in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.

Notes to Financial Statements (Unaudited) (Continued)
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.833.368.7383.

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Touchstone Investments
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Transfer Agent
The Bank of New York Mellon
240 Greenwich St.
New York, NY 10286
Shareholder Service
1.833.368.7383
* A Member of Western & Southern Financial Group
ETF-ETFT-SR-NCSR-2606

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone ETF Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date: 8/31/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date: 8/31/2026

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date: 8/31/2026